UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-06698

Deutsche DWS Equity 500 Index Portfolio

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2020

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2020

Semiannual Report

to Shareholders

DWS Equity 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS Equity 500 Index Fund
3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
14	Notes to Financial Statements
20	Information About Your Fund’s Expenses

Deutsche DWS Equity 500 Index Portfolio
23	Investment Portfolio
40	Statement of Assets and Liabilities
41	Statement of Operations
42	Statements of Changes in Net Assets
43	Financial Highlights
44	Notes to Financial Statements
52	Liquidity Risk Management
53	Advisory Agreement Board Considerations and Fee Evaluation
58	Account Management Resources
60	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Equity 500 Index Fund

Letter to Shareholders

Dear Shareholder:

While the economy is not expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. U.S. markets have moved back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. We believe stocks have become even more appealing for the medium- to long-term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make timely strategic and tactical decisions. Those insights are updated frequently and are always available on the “Insights” section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events can add significant value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Equity 500 Index Fund	|	3

Performance Summary	June 30, 2020 (Unaudited)

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 6/30/20
No Sales Charges		–3.28%	7.15%	10.74%
S&P 500® Index†		–3.08%	7.51%	10.81%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/20
No Sales Charges	–3.31%	7.10%	10.47%	13.68%
S&P 500® Index†	–3.08%	7.51%	10.73%	13.99%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/20
No Sales Charges	–3.28%	7.15%	10.53%	13.75%
S&P 500® Index†	–3.08%	7.51%	10.73%	13.99%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.24%, 0.39% and 0.27% for Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

4	|	DWS Equity 500 Index Fund

Growth of an Assumed $1,000,000 Investment

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

Standard & Poor’s 500® Index (S&P 500®) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class R6	Class S	Institutional Class

Net Asset Value
6/30/20	$183.40	$180.02	$183.43
12/31/19	$198.17	$194.65	$198.20

Distribution Information as of 6/30/20
Income Dividends, Six Months	$1.66	$1.59	$1.66
Capital Gain Distributions, Six Months	$6.45	$6.45	$6.45

DWS Equity 500 Index Fund	|	5

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

–	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
Rights	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/20	12/31/19
Information Technology	27%	23%
Health Care	14%	14%
Consumer Discretionary	11%	10%
Communication Services	11%	11%
Financials	10%	13%
Industrials	8%	9%
Consumer Staples	7%	7%
Utilities	3%	3%
Real Estate	3%	3%
Energy	3%	4%
Materials	3%	3%
	100%	100%

6	|	DWS Equity 500 Index Fund

Ten Largest Equity Holdings at June 30, 2020 (27.6% of Net Assets)
1	Microsoft Corp.	5.9%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	5.7%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3	Amazon.com, Inc.	4.5%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	3.2%
	Provides web-based search, hardware products and various software applications
5	Facebook, Inc.	2.1%
	Operates a social networking Web site
6	Johnson & Johnson	1.4%
	Provider of health care products
7	Berkshire Hathaway, Inc.	1.3%
	Holding company of insurance business and a variety of other businesses
8	Visa, Inc.	1.3%
	Operates a retail electronic payments network and manages global financial services
9	Procter & Gamble Co.	1.1%
	Manufacturer of diversified consumer products
10	JPMorgan Chase & Co.	1.1%
	Provider of global financial services

Portfolio holdings and characteristics are subject to change.

DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2020 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.

For more complete details about the Portfolio’s investment portfolio, see page 23. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 58 for contact information.

DWS Equity 500 Index Fund	|	7

Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$560,976,319
Receivable for Fund shares sold	1,124,990
Other assets	38,866
Total assets	562,140,175

Liabilities
Payable for Fund shares redeemed	1,441,554
Accrued Trustees’ fees	2,125
Accrued Service to shareholders fees	151,924
Other accrued expenses and payables	50,899
Total liabilities	1,646,502
Net assets, at value	$560,493,673

Net Assets Consist of
Distributable earnings (loss)	430,373,585
Paid-in capital	130,120,088
Net assets, at value	$560,493,673

Net Asset Value
Class R6

Net Asset Value, offering and redemption price per share $5,745,373 ÷ 31,326.34 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$183.40
Class S

Net Asset Value, offering and redemption price per share $305,371,997 ÷ 1,696,294 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$180.02
Institutional Class

Net Asset Value, offering and redemption price per share $249,376,303 ÷ 1,359,503 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$183.43

The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity 500 Index Fund

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:

Dividends (net of foreign taxes withheld of $29,339)	$5,596,860
Interest	5,476
Income distributions — DWS Central Cash Management Government Fund	22,350
Securities lending income, net of borrower rebates	4,250
Expenses	(284,044)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	5,344,892
Expenses:

Administration fee	273,261
Services to shareholders	318,989
Professional fees	30,940
Reports to shareholders	33,008
Registration fees	25,160
Trustees’ fees and expenses	3,096
Other	5,283
Total expenses before expense reductions	689,737
Expense reductions	(340,566)
Total expenses after expense reductions	349,171
Net investment income (loss)	4,995,721

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	18,923,953
Futures	(215,224)
18,708,729
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	(44,940,838)
Futures	(64,741)
(45,005,579)
Net gain (loss)	(26,296,850)
Net increase (decrease) in net assets resulting from operations	$(21,301,129)

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	9

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

Operations:

Net investment income (loss)	$4,995,721	$10,878,532
Net realized gain (loss)	18,708,729	44,662,118
Change in net unrealized appreciation (depreciation)	(45,005,579)	108,452,998
Net increase (decrease) in net assets resulting from operations	(21,301,129)	163,993,648
Distributions to shareholders:

Class R6	(240,792)	(699,659)
Class S	(13,141,230)	(44,938,584)
Institutional Shares	(10,816,129)	(36,377,875)
Total distributions	(24,198,151)	(82,016,118)
Fund share transactions:

Proceeds from shares sold	69,011,782	118,087,936
Reinvestment of distributions	23,173,132	76,120,535
Payments for shares redeemed	(113,947,334)	(199,150,345)
Net increase (decrease) in net assets from Fund share transactions	(21,762,420)	(4,941,874)
Increase (decrease) in net assets	(67,261,700)	77,035,656
Net assets at beginning of period	627,755,373	550,719,717

Net assets at end of period	$560,493,673	$627,755,373

The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity 500 Index Fund

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,		Period Ended
Class R6	(Unaudited)		2019	2018	12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$198.17		$172.91	$220.83	$221.70
Income (loss) from investment operations:

Net investment income[b]	1.66		3.55	4.09	3.10
Net realized and unrealized gain (loss)	(8.32)		49.27	(12.67)[e]	28.65
Total from investment operations	(6.66)		52.82	(8.58)	31.75
Less distributions from:

Net investment income	(1.66)		(3.44)	(3.78)	(3.08)
Net realized gains	(6.45)		(24.12)	(35.56)	(29.54)
Total distributions	(8.11)		(27.56)	(39.34)	(32.62)
Net asset value, end of period	$183.40		$198.17	$172.91	$220.83
Total Return (%)	(3.28	)c**	31.21 [c]	(4.23)[e]	14.62	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5	4	.01
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.24	*	.24	.23	.43	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20	*	.23	.23	.24	*
Ratio of net investment income (%)	1.82	*	1.80	1.82	1.80	*
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	3	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

[e]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	11

	Six Months Ended 6/30/20		Years Ended December 31,
Class S	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$194.65		$170.17	$217.91	$207.59	$207.73	$222.55
Income (loss) from investment operations:

Net investment income[a]	1.59		3.40	3.80	3.90	4.10	4.00
Net realized and unrealized gain (loss)	(8.18)		48.47	(12.38)[c]	39.77	19.82	(1.51)
Total from investment operations	(6.59)		51.87	(8.58)	43.67	23.92	2.49
Less distributions from:

Net investment income	(1.59)		(3.27)	(3.60)	(3.81)	(4.06)	(3.37)
Net realized gains	(6.45)		(24.12)	(35.56)	(29.54)	(20.00)	(13.94)
Total distributions	(8.04)		(27.39)	(39.16)	(33.35)	(24.06)	(17.31)
Net asset value, end of period	$180.02		$194.65	$170.17	$217.91	$207.59	$207.73
Total Return (%)[b]	(3.31	)**	31.14	(4.27)[c]	21.42	11.55	1.13

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	305		331	329	409	416	429
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.39	*	.39	.34	.37	.36	.35
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25	*	.28	.29	.29	.30	.30
Ratio of net investment income (%)	1.77	*	1.75	1.71	1.75	1.94	1.81
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	3	6	3	3

[a]	Based on average shares outsting during period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized.

**	Not annualized.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity 500 Index Fund

	Six Months Ended 6/30/20		Years Ended December 31,
Institutional Class	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$198.20		$172.92	$220.85	$210.06	$209.98	$224.82
Income (loss) from investment operations:

Net investment income[a]	1.67		3.56	3.94	4.06	4.26	4.12
Net realized and unrealized gain (loss)	(8.33)		49.27	(12.55)[c]	40.24	20.03	(1.49)
Total from investment operations	(6.66)		52.83	(8.61)	44.30	24.29	2.63
Less distributions from:

Net investment income	(1.66)		(3.43)	(3.76)	(3.97)	(4.21)	(3.53)
Net realized gains	(6.45)		(24.12)	(35.56)	(29.54)	(20.00)	(13.94)
Total distributions	(8.11)		(27.55)	(39.32)	(33.51)	(24.21)	(17.47)
Net asset value, end of period	$183.43		$198.20	$172.92	$220.85	$210.06	$209.98
Total Return (%)[b]	(3.28	)**	31.21	(4.23)[c]	21.48	11.60	1.18

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	249		291	217	335	374	417
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.31	*	.27	.33	.30	.28	.27
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.20	*	.23	.24	.24	.25	.25
Ratio of net investment income (%)	1.82	*	1.80	1.75	1.80	1.99	1.84
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.62 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized.

**	Not annualized.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index Fund	|	13

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Equity 500 Index Fund (the “Fund”) is a diversified series of Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), a diversified, open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2020, the Fund owned approximately 37% of the Portfolio.

The Fund offers three classes of shares: Class R6, Class S and Institutional Class. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an

14	|	DWS Equity 500 Index Fund

investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

DWS Equity 500 Index Fund	|	15

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.05% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class R6	.20%
Class S	.25%
Institutional Class	.20%

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class R6	$1,004
Class S	204,165
Institutional Class	135,397
$340,566

16	|	DWS Equity 500 Index Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily any payable monthly. For the six months ended June 30, 2020, the Administration Fee was $273,261, of which $44,882 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DSC was as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class R6	$103	$36
Class S	13,529	4,820
Institutional Class	4,005	1,410
	$17,637	$6,266

In addition, for the six months ended June 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class S	$212,151
Institutional Class	86,050
$298,201

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,406, of which $8,184 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Equity 500 Index Fund	|	17

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class R6	4,293	$778,452	3,981	$775,057
Class S	197,125	33,322,602	219,733	41,842,746
Institutional Shares	194,395	34,910,728	381,284	75,470,133
		$69,011,782		$118,087,936

Shares issued to shareholders in reinvestment of distributions
Class R6	1,292	$233,914	3,564	$699,659
Class S	73,289	13,026,650	230,375	44,454,123
Institutional Shares	54,843	9,912,568	157,755	30,966,753
		$23,173,132		$76,120,535

Shares redeemed
Class R6	(1,423.66)	$(277,830)	(6,010)	$(1,180,707)
Class S	(276,747)	(49,353,815)	(682,928)	(133,683,282)
Institutional Shares	(357,723)	(64,315,689)	(325,543)	(64,286,356)
		$(113,947,334)		$(199,150,345)

Net increase (decrease)
Class R6	4,161.34	$734,536	1,535	$294,009
Class S	(6,333)	(3,004,563)	(232,820)	(47,386,413)
Institutional Shares	(108,485)	(19,492,393)	213,496	42,150,530
		$(21,762,420)		$(4,941,874)

D. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund

18	|	DWS Equity 500 Index Fund

and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

E. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016. The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order.

While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

DWS Equity 500 Index Fund	|	19

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

20	|	DWS Equity 500 Index Fund

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020 (Unaudited)

Actual Fund Return*	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$967.20	$966,90	$967.20
Expenses Paid per $1,000**	$.98	$1.22	$.98

Hypothetical 5% Fund Return	Class R6	Class S	Institutional Class
Beginning Account Value 1/1/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,023.87	$1,023.62	$1,023.87
Expenses Paid per $1,000**	$1.01	$1.26	$1.01

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class R6	Class S	Institutional Class
DWS Equity 500 Index Fund	.20%	.25%	.20%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Equity 500 Index Fund	|	21

(The following financial statements of the

Deutsche DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

22	|	Deutsche DWS Equity 500 Index Portfolio

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 98.4%
Communication Services 10.6%

Diversified Telecommunication Services 1.8%

AT&T, Inc.	419,934	12,694,605

CenturyLink, Inc.	58,159	583,334

Verizon Communications, Inc.	243,969	13,450,011

		26,727,950

Entertainment 2.0%

Activision Blizzard, Inc.	45,412	3,446,771

Electronic Arts, Inc.*	17,011	2,246,303

Live Nation Entertainment, Inc.*	8,364	370,776

Netflix, Inc.*	25,919	11,794,182

Take-Two Interactive Software, Inc.*	6,641	926,884

Walt Disney Co.	106,461	11,871,466

		30,656,382

Interactive Media & Services 5.4%

Alphabet, Inc. “A”*	17,682	25,073,960

Alphabet, Inc. “C”*	17,236	24,364,982

Facebook, Inc. “A”*	141,700	32,175,819

Twitter, Inc.*	46,210	1,376,596

		82,991,357

Media 1.2%

Charter Communications, Inc. “A”*	8,887	4,532,726

Comcast Corp. “A”	268,488	10,465,662

Discovery, Inc. “C”*	18,066	347,951

Discovery, Inc. “A”* (a)	9,879	208,447

DISH Network Corp. “A”*	15,130	522,136

Fox Corp. “A”	20,128	539,833

Fox Corp. “B” *	9,401	252,323

Interpublic Group of Companies, Inc.	22,137	379,871

News Corp. “A”	23,014	272,946

News Corp. “B”	6,287	75,130

Omnicom Group, Inc.	12,623	689,216

ViacomCBS, Inc. “B”	31,804	741,669

		19,027,910

Wireless Telecommunication Services 0.2%

T-Mobile U.S., Inc.*	32,427	3,377,272

Consumer Discretionary 10.7%

Auto Components 0.1%

Aptiv PLC	15,795	1,230,746

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	23

	Shares	Value ($)

BorgWarner, Inc.	12,159	429,213

		1,659,959

Automobiles 0.2%

Ford Motor Co.	229,862	1,397,561

General Motors Co.	74,106	1,874,882

		3,272,443

Distributors 0.1%

Genuine Parts Co.	8,485	737,856

LKQ Corp.*	17,872	468,246

		1,206,102

Diversified Consumer Services 0.0%
H&R Block, Inc.	12,176	173,873

Hotels, Restaurants & Leisure 1.5%

Carnival Corp. (a)	27,721	455,179

Chipotle Mexican Grill, Inc.*	1,514	1,593,273

Darden Restaurants, Inc.	7,647	579,413

Domino’s Pizza, Inc.	2,306	851,929

Hilton Worldwide Holdings, Inc.	16,350	1,200,907

Las Vegas Sands Corp.	19,804	901,874

Marriott International, Inc. “A”	15,791	1,353,762

McDonald’s Corp.	43,831	8,085,505

MGM Resorts International	28,906	485,621

Norwegian Cruise Line Holdings Ltd.* (a)	15,207	249,851

Royal Caribbean Cruises Ltd. (a)	10,105	508,281

Starbucks Corp.	68,853	5,066,892

Wynn Resorts Ltd.	5,832	434,426

Yum! Brands, Inc.	17,793	1,546,390

		23,313,303

Household Durables 0.4%

D.R. Horton, Inc.	19,345	1,072,680

Garmin Ltd.	8,623	840,743

Leggett & Platt, Inc.	8,129	285,734

Lennar Corp. “A”	16,123	993,499

Mohawk Industries, Inc.*	3,483	354,430

Newell Brands, Inc.	22,961	364,621

NVR, Inc.*	204	664,785

PulteGroup, Inc.	14,979	509,736

Whirlpool Corp.	3,642	471,748

		5,557,976

Internet & Direct Marketing Retail 4.9%

Amazon.com, Inc.*	24,691	68,118,025

Booking Holdings, Inc.*	2,411	3,839,132

eBay, Inc.	38,907	2,040,672

The accompanying notes are an integral part of the financial statements.

24	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Expedia Group, Inc.	7,976	655,627

		74,653,456

Leisure Products 0.0%
Hasbro, Inc.	7,497	561,900

Multiline Retail 0.5%

Dollar General Corp.	14,842	2,827,549

Dollar Tree, Inc.*	13,974	1,295,110

Kohl’s Corp.	9,249	192,102

Target Corp.	29,471	3,534,457

		7,849,218

Specialty Retail 2.4%

Advance Auto Parts, Inc.	4,068	579,487

AutoZone, Inc.*	1,376	1,552,293

Best Buy Co., Inc.	13,251	1,156,415

CarMax, Inc.*	9,575	857,441

Home Depot, Inc.	63,389	15,879,578

L Brands, Inc.	14,148	211,796

Lowe’s Companies, Inc.	44,492	6,011,759

O’Reilly Automotive, Inc.*	4,374	1,844,385

Ross Stores, Inc.	20,939	1,784,840

The Gap, Inc.	12,578	158,734

Tiffany & Co.	6,438	785,050

TJX Companies, Inc.	70,592	3,569,131

Tractor Supply Co.	6,815	898,149

Ulta Beauty, Inc.*	3,316	674,541

		35,963,599

Textiles, Apparel & Luxury Goods 0.6%

Hanesbrands, Inc.	20,270	228,848

NIKE, Inc. “B”	73,042	7,161,768

PVH Corp.	4,139	198,879

Ralph Lauren Corp.	2,772	201,026

Tapestry, Inc.	15,891	211,033

Under Armour, Inc. “A”*	12,526	122,003

Under Armour, Inc. “C”*	13,149	116,237

VF Corp.	18,748	1,142,503

		9,382,297

Consumer Staples 6.8%

Beverages 1.6%

Brown-Forman Corp. “B”	10,963	697,905

Coca-Cola Co.	227,772	10,176,853

Constellation Brands, Inc. “A”	9,893	1,730,780

Molson Coors Beverage Co. “B”	11,045	379,506

Monster Beverage Corp.*	22,034	1,527,397

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	25

	Shares	Value ($)

PepsiCo, Inc.	81,797	10,818,471

		25,330,912

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	25,972	7,874,970

Kroger Co.	46,394	1,570,437

Sysco Corp.	29,834	1,630,726

Walgreens Boots Alliance, Inc.	43,453	1,841,973

Walmart, Inc.	83,570	10,010,015

		22,928,121

Food Products 1.1%

Archer-Daniels-Midland Co.	32,773	1,307,643

Campbell Soup Co.	9,799	486,324

Conagra Brands, Inc.	28,731	1,010,469

General Mills, Inc.	35,551	2,191,719

Hormel Foods Corp.	16,519	797,372

Kellogg Co.	14,570	962,494

Kraft Heinz Co.	36,739	1,171,607

Lamb Weston Holdings, Inc.	8,606	550,182

McCormick & Co., Inc.	7,306	1,310,770

Mondelez International, Inc. “A”	84,194	4,304,839

The Hershey Co.	8,656	1,121,991

The JM Smucker Co.	6,738	712,948

Tyson Foods, Inc. “A”	17,348	1,035,849

		16,964,207

Household Products 1.7%

Church & Dwight Co., Inc.	14,549	1,124,638

Clorox Co.	7,358	1,614,124

Colgate-Palmolive Co.	50,332	3,687,322

Kimberly-Clark Corp.	20,154	2,848,768

Procter & Gamble Co.	146,017	17,459,253

		26,734,105

Personal Products 0.2%

Coty, Inc. “A”	16,919	75,628

Estee Lauder Companies, Inc. “A”	13,252	2,500,387

		2,576,015

Tobacco 0.7%

Altria Group, Inc.	109,492	4,297,561

Philip Morris International, Inc.	91,755	6,428,355

		10,725,916

Energy 2.8%

Energy Equipment & Services 0.2%

Baker Hughes Co.	39,013	600,410

Halliburton Co.	52,205	677,621

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

National Oilwell Varco, Inc.	22,635	277,279

Schlumberger Ltd.	81,236	1,493,930

TechnipFMC PLC	24,506	167,621

		3,216,861

Oil, Gas & Consumable Fuels 2.6%

Apache Corp.	23,003	310,540

Cabot Oil & Gas Corp.	23,470	403,215

Chevron Corp.	110,015	9,816,638

Concho Resources, Inc.	11,523	593,434

ConocoPhillips	63,142	2,653,227

Devon Energy Corp.	22,341	253,347

Diamondback Energy, Inc.	9,436	394,614

EOG Resources., Inc.	34,231	1,734,142

Exxon Mobil Corp.	249,133	11,141,228

Hess Corp.	15,370	796,320

HollyFrontier Corp.	8,725	254,770

Kinder Morgan, Inc.	114,514	1,737,177

Marathon Oil Corp.	46,137	282,358

Marathon Petroleum Corp.	37,979	1,419,655

Noble Energy, Inc.	28,176	252,457

Occidental Petroleum Corp.	52,973	969,406

ONEOK, Inc.	25,921	861,096

Phillips 66	25,728	1,849,843

Pioneer Natural Resources Co.	9,840	961,368

Valero Energy Corp.	24,091	1,417,033

Williams Companies, Inc.	71,448	1,358,941

		39,460,809

Financials 9.9%

Banks 3.6%

Bank of America Corp.	460,048	10,926,140

Citigroup, Inc.	122,592	6,264,451

Citizens Financial Group, Inc.	25,707	648,845

Comerica, Inc.	8,087	308,115

Fifth Third Bancorp.	41,857	807,003

First Republic Bank	10,104	1,070,923

Huntington Bancshares, Inc.	59,220	535,053

JPMorgan Chase & Co.	179,540	16,887,532

KeyCorp	58,469	712,152

M&T Bank Corp.	7,522	782,062

People’s United Financial, Inc.	24,967	288,868

PNC Financial Services Group, Inc.	24,982	2,628,356

Regions Financial Corp.	57,491	639,300

SVB Financial Group*	3,032	653,487

Truist Financial Corp.	79,359	2,979,931

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)

U.S. Bancorp.	80,643	2,969,275

Wells Fargo & Co.	219,741	5,625,370

Zions Bancorp. NA	9,529	323,986

		55,050,849

Capital Markets 2.6%

Ameriprise Financial, Inc.	7,209	1,081,638

Bank of New York Mellon Corp.	47,437	1,833,440

BlackRock, Inc.	9,093	4,947,410

Cboe Global Markets, Inc.	6,508	607,066

Charles Schwab Corp.	67,509	2,277,754

CME Group, Inc.	21,060	3,423,092

E*TRADE Financial Corp.	13,015	647,236

Franklin Resources., Inc.	16,332	342,482

Intercontinental Exchange, Inc.	32,260	2,955,016

Invesco Ltd.	22,035	237,097

MarketAxess Holdings, Inc.	2,240	1,122,061

Moody’s Corp.	9,551	2,623,946

Morgan Stanley	70,539	3,407,034

MSCI, Inc.	4,969	1,658,752

Nasdaq, Inc.	6,779	809,887

Northern Trust Corp.	12,396	983,499

Raymond James Financial, Inc.	7,118	489,932

S&P Global, Inc.	14,206	4,680,593

State Street Corp.	20,733	1,317,582

T. Rowe Price Group, Inc.	13,419	1,657,246

The Goldman Sachs Group, Inc.	18,230	3,602,613

		40,705,376

Consumer Finance 0.5%

American Express Co.	38,876	3,700,995

Capital One Financial Corp.	26,810	1,678,038

Discover Financial Services	18,029	903,072

Synchrony Financial	31,598	700,212

		6,982,317

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. “B”*	114,568	20,451,534

Insurance 1.9%

Aflac, Inc.	42,206	1,520,682

Allstate Corp.	18,524	1,796,643

American International Group, Inc.	50,712	1,581,200

Aon PLC “A”	13,626	2,624,368

Arthur J. Gallagher & Co.	11,188	1,090,718

Assurant, Inc.	3,547	366,370

Chubb Ltd.	26,557	3,362,647

Cincinnati Financial Corp.	9,104	582,929

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Everest Re Group Ltd.	2,353	485,189

Globe Life, Inc.	5,921	439,516

Hartford Financial Services Group, Inc.	21,174	816,258

Lincoln National Corp.	11,361	417,971

Loews Corp.	14,184	486,369

Marsh & McLennan Companies, Inc.	30,087	3,230,441

MetLife, Inc.	45,409	1,658,337

Principal Financial Group, Inc.	14,975	622,062

Progressive Corp.	34,334	2,750,497

Prudential Financial, Inc.	23,226	1,414,463

The Travelers Companies, Inc.	14,886	1,697,748

Unum Group	11,797	195,712

W.R. Berkley Corp.	8,322	476,767

Willis Towers Watson PLC	7,597	1,496,229

		29,113,116

Health Care 14.4%

Biotechnology 2.4%

AbbVie, Inc.	103,860	10,196,975

Alexion Pharmaceuticals, Inc.*	13,020	1,461,365

Amgen, Inc.	34,683	8,180,332

Biogen, Inc.*	9,620	2,573,831

Gilead Sciences, Inc.	73,926	5,687,866

Incyte Corp.*	10,479	1,089,502

Regeneron Pharmaceuticals, Inc.*	5,927	3,696,374

Vertex Pharmaceuticals, Inc.*	15,304	4,442,904

		37,329,149

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	104,262	9,532,675

ABIOMED, Inc.*	2,619	632,646

Align Technology, Inc.*	4,223	1,158,960

Baxter International, Inc.	29,950	2,578,695

Becton, Dickinson & Co.	17,323	4,144,874

Boston Scientific Corp.*	84,182	2,955,630

Danaher Corp.	37,096	6,559,686

DENTSPLY SIRONA, Inc.	12,946	570,401

DexCom, Inc.*	5,441	2,205,781

Edwards Lifesciences Corp.*	36,539	2,525,210

Hologic, Inc.*	15,213	867,141

IDEXX Laboratories, Inc.*	5,006	1,652,781

Intuitive Surgical, Inc.*	6,873	3,916,441

Medtronic PLC	79,051	7,248,977

ResMed, Inc.	8,444	1,621,248

STERIS PLC	5,011	768,888

Stryker Corp.	18,999	3,423,430

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)

Teleflex, Inc.	2,737	996,213

The Cooper Companies, Inc.	2,882	817,450

Varian Medical Systems, Inc.*	5,350	655,482

West Pharmaceutical Services, Inc.	4,369	992,506

Zimmer Biomet Holdings, Inc.	12,184	1,454,282

		57,279,397

Health Care Providers & Services 2.8%

AmerisourceBergen Corp.	8,752	881,939

Anthem, Inc.	14,857	3,907,094

Cardinal Health, Inc.	17,019	888,221

Centene Corp.*	34,130	2,168,961

Cigna Corp.	21,743	4,080,074

CVS Health Corp.	77,045	5,005,614

DaVita, Inc.*	5,033	398,312

HCA Healthcare, Inc.	15,434	1,498,024

Henry Schein, Inc.*	8,400	490,476

Humana, Inc.	7,795	3,022,511

Laboratory Corp. of America Holdings*	5,729	951,644

McKesson Corp.	9,466	1,452,274

Quest Diagnostics, Inc.	7,930	903,703

UnitedHealth Group, Inc.	55,905	16,489,180

Universal Health Services, Inc. “B”	4,572	424,693

		42,562,720

Health Care Technology 0.1%
Cerner Corp.	17,939	1,229,718

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc.	18,223	1,610,367

Bio-Rad Laboratories, Inc. “A”*	1,266	571,586

Illumina, Inc.*	8,627	3,195,009

IQVIA Holdings, Inc.*	10,471	1,485,626

Mettler-Toledo International, Inc.*	1,426	1,148,714

PerkinElmer, Inc.	6,694	656,614

Thermo Fisher Scientific, Inc.	23,284	8,436,725

Waters Corp.*	3,645	657,558

		17,762,199

Pharmaceuticals 4.2%

Bristol-Myers Squibb Co.	133,377	7,842,568

Eli Lilly & Co.	49,638	8,149,567

Johnson & Johnson	155,288	21,838,151

Merck & Co., Inc.	148,761	11,503,688

Mylan NV*	30,473	490,006

Perrigo Co. PLC	8,026	443,597

Pfizer, Inc.	327,355	10,704,509

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Zoetis, Inc.	28,003	3,837,531

		64,809,617

Industrials 7.9%

Aerospace & Defense 1.7%

Boeing Co.	31,587	5,789,897

General Dynamics Corp.	13,789	2,060,904

Howmet Aerospace, Inc.	22,526	357,037

Huntington Ingalls Industries, Inc.	2,341	408,481

L3Harris Technologies, Inc.	12,719	2,158,033

Lockheed Martin Corp.	14,542	5,306,667

Northrop Grumman Corp.	9,136	2,808,772

Raytheon Technologies Corp.	86,629	5,338,079

Teledyne Technologies, Inc.*	2,159	671,341

Textron, Inc.	13,731	451,887

TransDigm Group, Inc.	2,961	1,308,910

		26,660,008

Air Freight & Logistics 0.5%

CH Robinson Worldwide, Inc.	7,924	626,471

Expeditors International of Washington, Inc.	9,977	758,651

FedEx Corp.	14,149	1,983,973

United Parcel Service, Inc. “B”	41,490	4,612,858

		7,981,953

Airlines 0.2%

Alaska Air Group, Inc.	7,141	258,933

American Airlines Group, Inc. (a)	29,286	382,768

Delta Air Lines, Inc.	33,579	941,891

Southwest Airlines Co.	31,536	1,077,901

United Airlines Holdings, Inc.*	14,981	518,492

		3,179,985

Building Products 0.4%

A.O. Smith Corp.	7,865	370,599

Allegion PLC	5,420	554,033

Carrier Global Corp.	47,487	1,055,161

Fortune Brands Home & Security, Inc.	8,109	518,408

Johnson Controls International PLC	43,811	1,495,708

Masco Corp.	15,544	780,464

Trane Technologies PLC	14,092	1,253,906

		6,028,279

Commercial Services & Supplies 0.4%

Cintas Corp.	4,918	1,309,958

Copart, Inc.*	12,185	1,014,645

Republic Services, Inc.	12,338	1,012,333

Rollins, Inc.	8,493	360,018

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)

Waste Management, Inc.	22,881	2,423,327

		6,120,281

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	7,663	649,822

Quanta Services, Inc.	8,217	322,353

		972,175

Electrical Equipment 0.5%

AMETEK, Inc.	13,495	1,206,048

Eaton Corp. PLC	23,560	2,061,029

Emerson Electric Co.	35,168	2,181,471

Rockwell Automation, Inc.	6,775	1,443,075

		6,891,623

Industrial Conglomerates 1.1%

3M Co.	33,895	5,287,281

General Electric Co.	515,238	3,519,076

Honeywell International, Inc.	41,353	5,979,230

Roper Technologies, Inc.	6,116	2,374,598

		17,160,185

Machinery 1.5%

Caterpillar, Inc.	31,893	4,034,464

Cummins, Inc.	8,697	1,506,842

Deere & Co.	18,431	2,896,432

Dover Corp.	8,468	817,670

Flowserve Corp.	8,128	231,811

Fortive Corp.	17,442	1,180,126

IDEX Corp.	4,444	702,330

Illinois Tool Works, Inc.	16,947	2,963,183

Ingersoll Rand, Inc.*	20,358	572,467

Otis Worldwide Corp.	23,769	1,351,505

PACCAR, Inc.	20,225	1,513,841

Parker-Hannifin Corp.	7,561	1,385,704

Pentair PLC	9,857	374,467

Snap-on, Inc.	3,196	442,678

Stanley Black & Decker, Inc.	9,075	1,264,874

Westinghouse Air Brake Technologies Corp.	10,884	626,592

Xylem, Inc.	10,796	701,308

		22,566,294

Professional Services 0.3%

Equifax, Inc.	7,152	1,229,286

IHS Markit Ltd.	23,481	1,772,816

Nielsen Holdings PLC	20,956	311,406

Robert Half International, Inc.	6,736	355,863

Verisk Analytics, Inc.	9,572	1,629,154

		5,298,525

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Road & Rail 1.0%

CSX Corp.	45,075	3,143,530

J.B. Hunt Transport Services, Inc.	5,005	602,302

Kansas City Southern	5,595	835,278

Norfolk Southern Corp.	15,089	2,649,176

Old Dominion Freight Line, Inc.	5,568	944,277

Union Pacific Corp.	39,978	6,759,080

		14,933,643

Trading Companies & Distributors 0.2%

Fastenal Co.	33,831	1,449,320

United Rentals, Inc.*	4,240	631,930

W.W. Grainger, Inc.	2,552	801,736

		2,882,986

Information Technology 27.0%

Communications Equipment 1.0%

Arista Networks, Inc.*	3,164	664,535

Cisco Systems, Inc.	249,870	11,653,937

F5 Networks, Inc.*	3,675	512,589

Juniper Networks, Inc.	19,388	443,209

Motorola Solutions, Inc.	10,008	1,402,421

		14,676,691

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. “A”	17,410	1,668,052

CDW Corp.	8,417	977,887

Corning, Inc.	44,755	1,159,154

FLIR Systems, Inc.	7,698	312,308

IPG Photonics Corp.*	2,090	335,215

Keysight Technologies, Inc.*	11,042	1,112,813

TE Connectivity Ltd.	19,412	1,583,048

Zebra Technologies Corp. “A”*	3,127	800,356

		7,948,833

IT Services 5.6%

Accenture PLC “A”	37,530	8,058,442

Akamai Technologies, Inc.*	9,447	1,011,679

Automatic Data Processing, Inc.	25,311	3,768,555

Broadridge Financial Solutions, Inc.	6,766	853,801

Cognizant Technology Solutions Corp. “A”	32,085	1,823,070

DXC Technology Co.	15,814	260,931

Fidelity National Information Services, Inc.	36,401	4,881,010

Fiserv, Inc.*	33,126	3,233,760

FleetCor Technologies, Inc.*	4,930	1,240,043

Gartner, Inc.*	5,348	648,873

Global Payments, Inc.	17,671	2,997,355

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)

International Business Machines Corp.	52,306	6,316,996

Jack Henry & Associates, Inc.	4,530	833,656

Leidos Holdings, Inc.	7,863	736,527

MasterCard, Inc. “A”	52,075	15,398,577

Paychex, Inc.	18,776	1,422,282

PayPal Holdings, Inc.*	69,193	12,055,496

VeriSign, Inc.*	5,985	1,237,878

Visa, Inc. “A”	99,413	19,203,609

Western Union Co.	24,177	522,707

		86,505,247

Semiconductors & Semiconductor Equipment 4.7%

Advanced Micro Devices, Inc.*	69,027	3,631,510

Analog Devices, Inc.	21,693	2,660,430

Applied Materials, Inc.	53,988	3,263,575

Broadcom, Inc.	23,553	7,433,562

Intel Corp.	249,506	14,927,944

KLA Corp.	9,135	1,776,575

Lam Research Corp.	8,553	2,766,553

Maxim Integrated Products, Inc.	15,890	963,093

Microchip Technology, Inc.	14,435	1,520,150

Micron Technology, Inc.*	65,520	3,375,590

NVIDIA Corp.	36,253	13,772,877

Qorvo, Inc.*	6,756	746,741

QUALCOMM., Inc.	66,285	6,045,855

Skyworks Solutions, Inc.	9,826	1,256,352

Texas Instruments, Inc.	54,071	6,865,395

Xilinx, Inc.	14,312	1,408,158

		72,414,360

Software 9.2%

Adobe, Inc.*	28,398	12,361,933

ANSYS, Inc.*	5,064	1,477,321

Autodesk, Inc.*	12,927	3,092,009

Cadence Design Systems, Inc.*	16,408	1,574,512

Citrix Systems, Inc.	6,840	1,011,704

Fortinet, Inc.*	7,909	1,085,668

Intuit, Inc.	15,369	4,552,144

Microsoft Corp.	446,921	90,952,893

NortonLifeLock, Inc.	31,944	633,450

Oracle Corp.	122,649	6,778,810

Paycom Software, Inc.*	2,844	880,872

salesforce.com, Inc.*	53,098	9,946,848

ServiceNow, Inc.*	11,241	4,553,280

Synopsys, Inc.*	8,889	1,733,355

Tyler Technologies, Inc.*	2,346	813,781

		141,448,580

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Technology Hardware, Storage & Peripherals 6.0%

Apple, Inc.	240,093	87,585,926

Hewlett Packard Enterprise Co.	77,105	750,232

HP, Inc.	84,177	1,467,205

NetApp, Inc.	12,988	576,278

Seagate Technology PLC	13,287	643,224

Western Digital Corp.	17,636	778,629

Xerox Holding Corp.*	10,686	163,389

		91,964,883

Materials 2.5%

Chemicals 1.8%

Air Products & Chemicals, Inc.	13,021	3,144,051

Albemarle Corp. (a)	6,424	495,997

Celanese Corp.	6,926	597,991

CF Industries Holdings, Inc.	12,206	343,477

Corteva, Inc.*	44,110	1,181,707

Dow, Inc.*	43,319	1,765,682

DuPont de Nemours, Inc.	43,393	2,305,470

Eastman Chemical Co.	8,054	560,881

Ecolab, Inc. (a)	14,573	2,899,298

FMC Corp.	7,621	759,204

International Flavors & Fragrances, Inc. (a)	6,295	770,886

Linde PLC	30,947	6,564,168

LyondellBasell Industries NV “A”	15,116	993,423

PPG Industries, Inc.	13,874	1,471,476

The Mosaic Co.	21,577	269,928

The Sherwin-Williams Co.	4,763	2,752,300

		26,875,939

Construction Materials 0.1%

Martin Marietta Materials, Inc.	3,664	756,873

Vulcan Materials Co.	7,891	914,172

		1,671,045

Containers & Packaging 0.3%

Amcor PLC*	92,766	947,141

Avery Dennison Corp.	4,907	559,840

Ball Corp.	19,220	1,335,598

International Paper Co.	23,124	814,196

Packaging Corp. of America	5,589	557,782

Sealed Air Corp.	9,119	299,559

Westrock Co.	15,246	430,852

		4,944,968

Metals & Mining 0.3%

Freeport-McMoRan Copper & Gold, Inc.	86,611	1,002,089

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)

Newmont Corp.	47,317	2,921,352

Nucor Corp.	17,622	729,727

		4,653,168

Real Estate 2.8%

Equity Real Estate Investment Trusts (REITs) 2.7%

Alexandria Real Estate Equities, Inc.	7,440	1,207,140

American Tower Corp.	26,128	6,755,133

Apartment Investment & Management Co. “A”	8,734	328,748

AvalonBay Communities, Inc.	8,290	1,281,966

Boston Properties, Inc.	8,656	782,329

Crown Castle International Corp.	24,569	4,111,622

Digital Realty Trust, Inc.	15,815	2,247,470

Duke Realty Corp.	21,981	777,908

Equinix, Inc.	5,218	3,664,601

Equity Residential	20,609	1,212,221

Essex Property Trust, Inc.	3,826	876,804

Extra Space Storage, Inc.	7,762	716,976

Federal Realty Investment Trust	4,278	364,528

Healthpeak Properties, Inc.	31,672	872,880

Host Hotels & Resorts, Inc.	42,638	460,064

Iron Mountain, Inc.	17,284	451,112

Kimco Realty Corp.	24,729	317,520

Mid-America Apartment Communities, Inc.	6,750	774,023

Prologis, Inc.	43,375	4,048,189

Public Storage	8,859	1,699,954

Realty Income Corp.	20,223	1,203,268

Regency Centers Corp.	9,809	450,135

SBA Communications Corp.	6,581	1,960,612

Simon Property Group, Inc.	17,868	1,221,814

SL Green Realty Corp.	4,486	221,115

UDR, Inc.	17,357	648,805

Ventas, Inc.	21,729	795,716

Vornado Realty Trust	9,308	355,659

Welltower, Inc.	24,578	1,271,911

Weyerhaeuser Co.	43,935	986,780

		42,067,003

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	19,716	891,558

Utilities 3.0%

Electric Utilities 1.9%

Alliant Energy Corp.	15,013	718,222

American Electric Power Co., Inc.	29,066	2,314,816

Duke Energy Corp.	43,383	3,465,868

Edison International	22,318	1,212,091

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Entergy Corp.	11,859	1,112,493

Evergy, Inc.	13,173	781,027

Eversource Energy	19,914	1,658,239

Exelon Corp.	57,530	2,087,764

FirstEnergy Corp.	31,611	1,225,875

NextEra Energy, Inc.	28,871	6,933,948

NRG Energy, Inc.	14,416	469,385

Pinnacle West Capital Corp.	6,450	472,720

PPL Corp.	45,428	1,173,859

Southern Co.	62,474	3,239,277

Xcel Energy, Inc.	30,793	1,924,562

		28,790,146

Gas Utilities 0.0%
Atmos Energy Corp.	7,095	706,520

Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	39,223	568,341

Multi-Utilities 1.0%

Ameren Corp.	14,383	1,011,988

CenterPoint Energy, Inc.	32,105	599,400

CMS Energy Corp.	16,645	972,401

Consolidated Edison, Inc.	19,729	1,419,107

Dominion Energy, Inc	49,601	4,026,609

DTE Energy Co.	11,413	1,226,898

NiSource, Inc.	21,990	500,053

Public Service Enterprise Group, Inc.	29,857	1,467,770

Sempra Energy	17,278	2,025,500

WEC Energy Group, Inc.	18,511	1,622,489

		14,872,215

Water Utilities 0.1%
American Water Works Co., Inc.	10,598	1,363,539
Total Common Stocks (Cost $498,460,780)		1,510,626,908

Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 07/27/2020* (Cost $8,360)	22,593	3,796

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.078%**, 7/16/2020 (b) (Cost $2,643,716)	2,645,000	2,644,859

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (c) (d) (Cost $2,931,313)	2,931,313	2,931,313

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.12% (c) (Cost $20,360,187)	20,360,187	20,360,187

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $524,404,356)	100.1	1,536,567,063
Other Assets and Liabilities, Net	(0.1)	(1,588,663)

Net Assets	100.0	1,534,978,400

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Pur chases Cost ($)	Sales Proceeds ($)	Net Real ized Gain/ (Loss) ($)	Net Change in Unreal ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (c) (d)
6,277,602	—	3,346,289 (e)	—	—	11,580	—	2,931,313	2,931,313
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.12% (c)
35,012,360	120,744,877	135,397,050	—	—	60,609	—	20,360,187	20,360,187
41,289,962	120,744,877	138,743,339	—	—	72,189	—	23,291,500	23,291,500

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $2,981,420, which is 0.2% of net assets.

(b)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $132,507.

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended June 30, 2020.

At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/18/2020	158	24,152,456	24,412,580	260,124

Currency Abbreviation
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,510,626,908	$—	$—	$1,510,626,908
Rights	3,796	—	—	3,796
Government & Agency Obligations	—	2,644,859	—	2,644,859
Short-Term Investments (f)	23,291,500	—	—	23,291,500
Derivatives (g)
Futures Contracts	260,124	—	—	260,124
Total	$1,534,182,328	$2,644,859	$—	$1,536,827,187

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $501,112,856) — including $2,981,420 of securities loaned	$1,513,275,563
Investment in DWS Government & Agency Securities Portfolio (cost $2,931,313)*	2,931,313
Investment in DWS Central Cash Management Government Fund (cost $20,360,187)	20,360,187
Cash	10,000
Dividends receivable	1,171,890
Interest receivable	8,921
Receivable for variation margin on futures contracts	335,798
Other assets	9,492
Total assets	1,538,103,164

Liabilities
Payable upon return of securities loaned	2,931,313
Accrued management fee	63,162
Accrued Trustees’ fees	15,531
Other accrued expenses and payables	114,758
Total liabilities	3,124,764
Net assets, at value	$1,534,978,400

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $132,507.

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $79,713)	$15,201,387
Interest	14,867
Income distributions — DWS Central Cash Management Government Fund	60,609
Securities lending income, net of borrower rebates	11,580
Total income	15,288,443
Expenses:

Management fee	378,264
Administration fee	226,958
Custodian fee	13,041
Professional fees	52,637
Reports to shareholders	11,647
Trustees’ fees and expenses	38,336
Other	50,359
Total expenses	771,242
Net investment income (loss)	14,517,201

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	51,619,675
Futures	(591,361)
51,028,314
Change in net unrealized appreciation (depreciation) on:

Investments	(122,099,735)
Futures	(175,911)
(122,275,646)
Net gain (loss)	(71,247,332)
Net increase (decrease) in net assets resulting from operations	$(56,730,131)

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
Operations:

Net investment income (loss)	$14,517,201	$30,945,574
Net realized gain (loss)	51,028,314	118,067,245
Change in net unrealized appreciation (depreciation)	(122,275,646)	281,881,267
Net increase (decrease) in net assets resulting from operations	(56,730,131)	430,894,086
Capital transactions in shares of beneficial interest:

Proceeds from capital invested	36,515,689	53,308,201
Value of capital withdrawn	(137,324,389)	(248,400,566)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(100,808,700)	(195,092,365)
Increase (decrease) in net assets	(157,538,831)	235,801,721
Net assets at beginning of period	1,692,517,231	1,456,715,510

Net assets at end of period	$1,534,978,400	$1,692,517,231

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,535		1,693	1,457	1,788	1,689	1,765
Ratio of expenses (%)	.10	*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.92	*	1.93	1.90	1.93	2.14	2.00
Portfolio turnover rate (%)	1	**	3	3	6	3	3
Total investment return (%)[a]	(3.23	)**	31.34	(4.09)[b]	21.62	11.75	1.33

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2020, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 63% and 37%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

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quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

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with the Portfolio consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $562,043,662. The net unrealized appreciation for all investments based on tax cost was $974,523,401. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,047,980,370 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $73,456,969.

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The Portfolio has reviewed the tax positions for the open tax years as of June 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2020, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

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Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2020 is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $18,759,000 to $38,774,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2020 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$260,124

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(591,361)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(175,911)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $17,946,493 and $87,814,310, respectively.

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D. Related Parties

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $226,958, of which $37,897 is unpaid.

Filing Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2020, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,275, of which $430 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

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fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2020.

F. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a

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system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016. The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

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Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

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Advisory Agreement Board Considerations and Fee Evaluation

DWS Equity 500 Index Fund (the “Fund”), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2019. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

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–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market

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index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Institutional Class shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Institutional Class shares total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about

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institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Portfolio and the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

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Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

DWS Equity 500 Index Fund	|	57

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. This Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

58	|	DWS Equity 500 Index Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class S	Institutional Class
Nasdaq Symbol	BTIEX	BTIIX
CUSIP Number	25159R 205	25159R 106
Fund Number	815	565

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	BTIRX
CUSIP Number	25159R 866
Fund Number	1615

DWS Equity 500 Index Fund	|	59

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

60	|	DWS Equity 500 Index Fund

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

DWS Equity 500 Index Fund	|	61

Notes

Notes

DE500-3

(R-028288-9 8/20)

June 30, 2020

Semiannual Report

to Shareholders

DWS S&P 500 Index Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

DWS S&P 500 Index Fund
3	Letter to Shareholders
4	Performance Summary
6	Portfolio Manager
6	Portfolio Summary
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Financial Highlights
15	Notes to Financial Statements
23	Information About Your Fund’s Expenses

Deutsche DWS Equity 500 Index Portfolio
26	Investment Portfolio
43	Statement of Assets and Liabilities
44	Statement of Operations
45	Statements of Changes in Net Assets
46	Financial Highlights
47	Notes to Financial Statements
55	Liquidity Risk Management

56	Advisory Agreement Board Considerations and Fee Evaluation
61	Account Management Resources
63	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

This Fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor’s®, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS S&P 500 Index Fund

Letter to Shareholders

Dear Shareholder:

While the economy is not expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. U.S. markets have moved back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. We believe stocks have become even more appealing for the medium- to long-term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make timely strategic and tactical decisions. Those insights are updated frequently and are always available on the “Insights” section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events can add significant value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS S&P 500 Index Fund	|	3

Performance Summary	June 30, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/20
Unadjusted for Sales Charge	–3.31%	6.94%	10.18%	13.33%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–7.66%	2.13%	9.17%	12.81%
S&P 500® Index†	–3.08%	7.51%	10.73%	13.99%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/20
Unadjusted for Sales Charge	–3.69%	6.14%	9.39%	12.54%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–4.63%	6.14%	9.39%	12.54%
S&P 500® Index†	–3.08%	7.51%	10.73%	13.99%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 6/30/20
No Sales Charges		–3.18%	7.26%	10.74%
S&P 500® Index†		–3.08%	7.51%	10.81%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 6/30/20
No Sales Charges	–3.21%	7.19%	10.46%	13.65%
S&P 500® Index†	–3.08%	7.51%	10.73%	13.99%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.58%, 1.30%, 0.25% and 0.33% for Class A, Class C, Class R6 and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	|	DWS S&P 500 Index Fund

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on March 31, 2017.

†

Standard & Poor’s 500® Index (S&P 500®) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class R6	Class S

Net Asset Value
06/30/20	$31.89	$31.81	$31.96	$31.96
12/31/19	$33.64	$33.57	$33.72	$33.72

Distribution Information as of 6/30/20
Income Dividends, Six Months	$.22	$.12	$.26	$.25
Capital Gain Distributions, Six Months	$.39	$.39	$.39	$.39

DWS S&P 500 Index Fund	|	5

Portfolio Manager

Brent Reeder. Senior Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the Fund. Began managing the Fund in 2007.

—	Joined Northern Trust Investments, Inc. in 1993 and is responsible for the management of quantitative equity portfolios.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/20	12/31/19
Common Stocks	99%	98%
Cash Equivalents	1%	2%
Government & Agency Obligations	0%	0%
Rights	0%	—
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	6/30/20	12/31/19
Information Technology	27%	23%
Health Care	14%	14%
Consumer Discretionary	11%	10%
Communication Services	11%	11%
Financials	10%	13%
Industrials	8%	9%
Consumer Staples	7%	7%
Utilities	3%	3%
Real Estate	3%	3%
Energy	3%	4%
Materials	3%	3%
	100%	100%

6	|	DWS S&P 500 Index Fund

Ten Largest Equity Holdings at June 30, 2020 (27.6% of Net Assets)
1	Microsoft Corp.	5.9%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	5.7%
	Designs, manufactures and markets personal computers and related computing and mobile communication devices
3	Amazon.com, Inc.	4.5%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	3.2%
	Provides web-based search, hardware products and various software applications
5	Facebook, Inc.	2.1%
	Operates a social networking Web site
6	Johnson & Johnson	1.4%
	Provider of health care products
7	Berkshire Hathaway, Inc.	1.3%
	Holding company of insurance business and a variety of other businesses
8	Visa, Inc.	1.3%
	Operates a retail electronic payments network and manages global financial services
9	Procter & Gamble Co.	1.1%
	Manufacturer of diversified consumer products
10	JPMorgan Chase & Co.	1.1%
	Provider of global financial services

Portfolio holdings and characteristics are subject to change.

DWS S&P 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio,” the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), and owns a pro rata interest in the Portfolio’s net assets. The Asset Allocation, Sector Diversification and Ten Largest Equity Holdings at June 30, 2020 are based on the holdings of Deutsche DWS Equity 500 Index Portfolio.

For more complete details about the Portfolio’s investment portfolio, see page 26. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 61 for contact information.

DWS S&P 500 Index Fund	|	7

Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in Deutsche DWS Equity 500 Index Portfolio, at value	$974,002,081
Receivable for Fund shares sold	262,319
Other assets	44,508
Total assets	974,308,908

Liabilities
Payable for Fund shares redeemed	5,505,918
Accrued Trustees’ fees	2,093
Other accrued expenses and payables	472,926
Total liabilities	5,980,937
Net assets, at value	$968,327,971

Net Assets Consist of
Distributable earnings (loss)	637,313,932
Paid-in capital	331,014,039
Net assets, at value	$968,327,971

Net Asset Value
Class A

Net Asset Value and redemption price per share ($168,090,370 ÷ 5,271,610 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.89

Maximum offering price per share (100 ÷ 95.50 of $31.89)	$33.39
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($75,873,129 ÷ 2,385,406 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.81
Class R6

Net Asset Value, offering and redemption price per share ($1,531,829 ÷ 47,935 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.96
Class S

Net Asset Value, offering and redemption price per share ($722,832,643 ÷ 22,618,164 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.96

The accompanying notes are an integral part of the financial statements.

8	|	DWS S&P 500 Index Fund

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income and expenses allocated from Deutsche DWS Equity 500 Index Portfolio:

Dividends (net of foreign taxes withheld of $50,374)	$9,604,527
Interest	9,391
Income distributions — DWS Central Cash Management Government Fund	38,259
Securities lending income, net of borrower rebates	7,330
Expenses	(487,198)
Net investment income allocated from Deutsche DWS Equity 500 Index Portfolio	9,172,309
Expenses:

Administration fee	468,425
Services to shareholders	488,044
Distribution and service fees	586,817
Professional fees	36,705
Reports to shareholders	39,257
Registration fees	29,903
Trustees’ fees and expenses	3,096
Other	8,240
Total expenses before expense reductions	1,660,487
Expense reductions	(164,938)
Total expenses after expense reductions	1,495,549
Net investment income (loss)	7,676,760

Realized and Unrealized Gain (Loss)
Net realized gain (loss) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	32,695,722
Futures	(376,137)
32,319,585
Change in net unrealized appreciation (depreciation) allocated from Deutsche DWS Equity 500 Index Portfolio:

Investments	(77,158,897)
Futures	(111,170)
(77,270,067)
Net gain (loss)	(44,950,482)
Net increase (decrease) in net assets resulting from operations	$(37,273,722)

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	9

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2019

Operations:

Net investment income (loss)	$7,676,760	$15,754,060
Net realized gain (loss)	32,319,585	73,405,127
Change in net unrealized appreciation (depreciation)	(77,270,067)	173,428,269
Net increase (decrease) in net assets resulting from operations	(37,273,722)	262,587,456
Distributions to shareholders:

Class A	(3,209,082)	(9,351,751)
Class C	(1,222,769)	(3,478,311)
Class R6	(31,031)	(217,077)
Class S	(14,573,524)	(38,991,530)
Total distributions	(19,036,406)	(52,038,669)
Fund share transactions:

Proceeds from shares sold	53,407,250	70,882,425
Reinvestment of distributions	17,797,007	48,759,146
Payments for shares redeemed	(107,279,844)	(147,635,555)
Net increase (decrease) in net assets from Fund share transactions	(36,075,587)	(27,993,984)
Increase (decrease) in net assets	(92,385,715)	182,554,803
Net assets at beginning of period	1,060,713,686	878,158,883
Net assets at end of period	$968,327,971	$1,060,713,686

The accompanying notes are an integral part of the financial statements.

10	|	DWS S&P 500 Index Fund

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
Class A	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$33.64		$27.04	$30.50	$26.69	$25.20	$25.99
Income (loss) from investment operations:

Net investment income[a]	.23		.46	.45	.42	.42	.38
Net realized and unrealized gain (loss)	(1.37)		7.77	(1.79)[d]	5.16	2.39	(.17)
Total from investment operations	(1.14)		8.23	(1.34)	5.58	2.81	.21
Less distributions from:

Net investment income	(.22)		(.42)	(.40)	(.43)	(.42)	(.27)
Net realized gains	(.39)		(1.21)	(1.72)	(1.34)	(.90)	(.73)
Total distributions	(.61)		(1.63)	(2.12)	(1.77)	(1.32)	(1.00)
Net asset value, end of period	$31.89		$33.64	$27.04	$30.50	$26.69	$25.20
Total Return (%)[b]	(3.31	)c**	30.74 [c]	(4.55)[d]	21.09	11.18 [c]	.82

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	168		191	166	199	192	219
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.58	*	.58	.57	.59	.61	.64
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.54	*	.56	.57	.59	.61	.64
Ratio of net investment income (%)	1.48	*	1.47	1.44	1.45	1.63	1.47
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	11

	Six Months Ended 6/30/20	Years Ended December 31,
Class C	(Unaudited)	2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$33.57	$26.98	$30.43	$26.64	$25.15	$25.95
Income (loss) from investment operations:

Net investment income[a]	.11	.23	.22	.21	.24	.21
Net realized and unrealized gain (loss)	(1.36)	7.76	(1.77)[c]	5.14	2.38	(.18)
Total from investment operations	(1.25)	7.99	(1.55)	5.35	2.62	.03
Less distributions from:

Net investment income	(.12)	(.19)	(.18)	(.22)	(.23)	(.10)
Net realized gains	(.39)	(1.21)	(1.72)	(1.34)	(.90)	(.73)
Total distributions	(.51)	(1.40)	(1.90)	(1.56)	(1.13)	(.83)
Net asset value, end of period	$31.81	$33.57	$26.98	$30.43	$26.64	$25.15
Total Return (%)[b]	(3.69)**	29.81	(5.22)[c]	20.20	10.44	.10

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	76	85	70	92	69	58
Ratio of expenses including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	1.29 *	1.30	1.28	1.30	1.31	1.32
Ratio of net investment income (%)	.74 *	.73	.72	.74	.93	.79
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1 **	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

12	|	DWS S&P 500 Index Fund

	Six Months Ended 6/30/20		Years Ended December 31,		Period Ended
Class R6	(Unaudited)		2019	2018	12/31/17[a]

Selected Per Share Data
Net asset value, beginning of period	$33.72		$27.10	$30.55	$28.24
Income (loss) from investment operations:

Net investment income[b]	.28		.55	.58	.38
Net realized and unrealized gain	(1.39)		7.81	(1.81)[e]	3.68
Total from investment operations	(1.11)		8.36	(1.23)	4.06
Less distributions from:

Net investment income	(.26)		(.53)	(.50)	(.41)
Net realized gains	(.39)		(1.21)	(1.72)	(1.34)
Total distributions	(.65)		(1.74)	(2.22)	(1.75)
Net asset value, end of period	$31.96		$33.72	$27.10	$30.55
Total Return (%)	(3.18	)**	31.18	(4.22)[e]	14.53	c**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2		1	11	.05
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25	*	.25	.24	.40	*
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.25	*	.25	.24	.35	*
Ratio of net investment income (%)	1.78	*	1.79	1.83	1.67	*
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	3	6	[d]

[a]	For the period from March 31, 2017 (commencement of operations) to December 31, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Deutsche DWS Equity 500 Index Portfolio’s turnover rate for the year ended December 31, 2017.

[e]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not Annualized

The accompanying notes are an integral part of the financial statements.

DWS S&P 500 Index Fund	|	13

	Six Months Ended 6/30/20		Years Ended December 31,
Class S	(Unaudited)		2019	2018	2017	2016	2015

Selected Per Share Data
Net asset value, beginning of period	$33.72		$27.09	$30.56	$26.75	$25.25	$26.05
Income (loss) from investment operations:

Net investment income[a]	.27		.54	.53	.49	.49	.46
Net realized and unrealized gain (loss)	(1.39)		7.81	(1.80)[b]	5.17	2.40	(.18)
Total from investment operations	(1.12)		8.35	(1.27)	5.66	2.89	.28
Less distributions from:

Net investment income	(.25)		(.51)	(.48)	(.51)	(.49)	(.35)
Net realized gains	(.39)		(1.21)	(1.72)	(1.34)	(.90)	(.73)
Total distributions	(.64)		(1.72)	(2.20)	(1.85)	(1.39)	(1.08)
Net asset value, end of period	$31.96		$33.72	$27.09	$30.56	$26.75	$25.25
Total Return (%)	(3.21	)c**	31.13 [c]	(4.33)[b]	21.38	11.52	1.09

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	723		783	632	722	635	615
Ratio of expenses before expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.33	*	.33	.32	.34	.33	.34
Ratio of expenses after expense reductions, including expenses allocated from Deutsche DWS Equity 500 Index Portfolio (%)	.29	*	.31	.32	.34	.33	.34
Ratio of net investment income (%)	1.73	*	1.72	1.69	1.70	1.90	1.76
Portfolio turnover rate for Deutsche DWS Equity 500 Index Portfolio (%)	1	**	3	3	6	3	3

[a]	Based on average shares outstanding during the period.

[b]

Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. The impact of this reimbursement amounted to $0.09 per share. Excluding this reimbursement, total return would have been .30% lower.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not Annualized

The accompanying notes are an integral part of the financial statements.

14	|	DWS S&P 500 Index Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS S&P 500 Index Fund (the “Fund”) is a diversified series of the Deutsche DWS Institutional Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master portfolio, Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”), a diversified open-end management investment company registered under the 1940 Act and organized as a New York trust advised by DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”). A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. On June 30, 2020, the Fund owned approximately 63% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may

DWS S&P 500 Index Fund	|	15

result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio and is categorized as Level 1. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio’s financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2019, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss)

16	|	DWS S&P 500 Index Fund

on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives a daily allocation of the Portfolio’s income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Management Agreement. Under its Investment Management Agreement with the Fund, the Advisor serves as investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure noted above in Note A.

Pursuant to the Investment Management Agreement, the Fund pays no management fee to the Advisor so long as the Fund is a feeder fund that invests substantially all of its assets in the Portfolio. In the event the Board of Trustees determines it is in the best interests of the Fund to withdraw its investment from the Portfolio, the Advisor may become responsible for directly managing the assets of the Fund under the Investment Management Agreement. In such event, the Fund would pay the Advisor an annual fee (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets, accrued daily and payable monthly.

For the period from January 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive its fees and/or reimburse fund expenses, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the total annual operating expenses

DWS S&P 500 Index Fund	|	17

(excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:

Class A	.54%
Class C	1.29%
Class R6	.29%
Class S	.29%

For the six months ended June 30, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$35,724
Class S	129,214
$164,938

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $468,425, of which $77,600 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2020
Class A	$14,983	$5,454
Class C	2,184	748
Class R6	85	72
Class S	156,151	54,638
	$173,403	$60,912

18	|	DWS S&P 500 Index Fund

In addition, for the six months ended June 30, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$73,958
Class C	17,895
Class S	161,958
$253,811

Distribution and Service Agreement. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), a subsidiary of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended June 30, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at June 30, 2020
Class C	$290,412	$47,264

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended June 30, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at June 30, 2020	Annualized Rate
Class A	$199,766	$69,702	.24%
Class C	96,639	30,783	.25%
	$296,405	$100,485

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid to DDI in connection with the distribution of Class A shares for the six months ended June 30, 2020 aggregated $7,960.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended June 30, 2020, the

DWS S&P 500 Index Fund	|	19

CDSC for Class C shares aggregated $5,754. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended June 30, 2020, DDl received $4,124 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended June 30, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $11,648, of which $8,456 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	620,435	$18,757,702	740,967	$23,092,728
Class C	329,618	9,928,513	320,541	9,874,075
Class R6	6,062	201,167	52,392	1,627,241
Class S	802,108	24,519,868	1,150,823	36,288,381
		$53,407,250		$70,882,425

Shares issued to shareholders in reinvestment of distributions
Class A	94,892	$2,917,386	262,540	$8,540,392
Class C	38,724	1,201,509	103,842	3,386,371
Class R6	1,011	31,031	6,820	217,076
Class S	444,229	13,647,081	1,123,811	36,615,307
		$17,797,007		$48,759,146

Shares redeemed
Class A	(1,118,268)	$(34,496,779)	(1,467,817)	$(45,962,553)
Class C	(520,766)	(15,528,937)	(478,451)	(14,938,238)
Class R6	(3,289)	(99,207)	(405,223)	(12,388,451)
Class S	(1,853,922)	(57,154,921)	(2,364,578)	(74,346,313)
		$(107,279,844)		$(147,635,555)

20	|	DWS S&P 500 Index Fund

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Dollars	Shares	Dollars

Net Increase (decrease)
Class A	(402,941)	$(12,821,691)	(464,310)	$(14,329,433)
Class C	(152,424)	(4,398,915)	(54,068)	(1,677,792)
Class R6	3,784	132,991	(346,011)	(10,544,134)
Class S	(607,585)	(18,987,972)	(89,944)	(1,442,625)
		$(36,075,587)		$(27,993,984)

D. Other — Covid-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

E. Other — Deutsche Bank Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016. The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s

DWS S&P 500 Index Fund	|	21

79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order.

While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

22	|	DWS S&P 500 Index Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six months period, the Fund limited these expense for Class A and Class S; had they not done so expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2020 to June 30, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS S&P 500 Index Fund	|	23

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2020 (Unaudited)

Actual Fund Return*	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$966.90	$963.10	$968.20	$967.90
Expenses Paid per $1,000**	$2.64	$6.30	$1.22	$1.42

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S
Beginning Account Value 1/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/20	$1,022.18	$1,018.45	$1,023.62	$1,023.42
Expenses Paid per $1,000**	$2.72	$6.47	$1.26	$1.46

*	Expenses include amounts allocated proportionally from the master portfolio.

**

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S
DWS S&P 500 Index Fund	.54%	1.29%	.25%	.29%

For more information, please refer to the Fund’s prospectuses.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

24	|	DWS S&P 500 Index Fund

(The following financial statements of the

Deutsche DWS Equity 500 Index Portfolio should be read in

conjunction with the Fund’s financial statements.)

Deutsche DWS Equity 500 Index Portfolio	|	25

Investment Portfolio	as of June 30, 2020 (Unaudited)

	Shares	Value ($)
Common Stocks 98.4%
Communication Services 10.6%

Diversified Telecommunication Services 1.8%

AT&T, Inc.	419,934	12,694,605

CenturyLink, Inc.	58,159	583,334

Verizon Communications, Inc.	243,969	13,450,011

		26,727,950

Entertainment 2.0%

Activision Blizzard, Inc.	45,412	3,446,771

Electronic Arts, Inc.*	17,011	2,246,303

Live Nation Entertainment, Inc.*	8,364	370,776

Netflix, Inc.*	25,919	11,794,182

Take-Two Interactive Software, Inc.*	6,641	926,884

Walt Disney Co.	106,461	11,871,466

		30,656,382

Interactive Media & Services 5.4%

Alphabet, Inc. “A”*	17,682	25,073,960

Alphabet, Inc. “C”*	17,236	24,364,982

Facebook, Inc. “A”*	141,700	32,175,819

Twitter, Inc.*	46,210	1,376,596

		82,991,357

Media 1.2%

Charter Communications, Inc. “A”*	8,887	4,532,726

Comcast Corp. “A”	268,488	10,465,662

Discovery, Inc. “C”*	18,066	347,951

Discovery, Inc. “A”* (a)	9,879	208,447

DISH Network Corp. “A”*	15,130	522,136

Fox Corp. “A”	20,128	539,833

Fox Corp. “B” *	9,401	252,323

Interpublic Group of Companies, Inc.	22,137	379,871

News Corp. “A”	23,014	272,946

News Corp. “B”	6,287	75,130

Omnicom Group, Inc.	12,623	689,216

ViacomCBS, Inc. “B”	31,804	741,669

		19,027,910

Wireless Telecommunication Services 0.2%

T-Mobile U.S., Inc.*	32,427	3,377,272

Consumer Discretionary 10.7%

Auto Components 0.1%

Aptiv PLC	15,795	1,230,746

The accompanying notes are an integral part of the financial statements.

26	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

BorgWarner, Inc.	12,159	429,213

		1,659,959

Automobiles 0.2%

Ford Motor Co.	229,862	1,397,561

General Motors Co.	74,106	1,874,882

		3,272,443

Distributors 0.1%

Genuine Parts Co.	8,485	737,856

LKQ Corp.*	17,872	468,246

		1,206,102

Diversified Consumer Services 0.0%
H&R Block, Inc.	12,176	173,873

Hotels, Restaurants & Leisure 1.5%

Carnival Corp. (a)	27,721	455,179

Chipotle Mexican Grill, Inc.*	1,514	1,593,273

Darden Restaurants, Inc.	7,647	579,413

Domino’s Pizza, Inc.	2,306	851,929

Hilton Worldwide Holdings, Inc.	16,350	1,200,907

Las Vegas Sands Corp.	19,804	901,874

Marriott International, Inc. “A”	15,791	1,353,762

McDonald’s Corp.	43,831	8,085,505

MGM Resorts International	28,906	485,621

Norwegian Cruise Line Holdings Ltd.* (a)	15,207	249,851

Royal Caribbean Cruises Ltd. (a)	10,105	508,281

Starbucks Corp.	68,853	5,066,892

Wynn Resorts Ltd.	5,832	434,426

Yum! Brands, Inc.	17,793	1,546,390

		23,313,303

Household Durables 0.4%

D.R. Horton, Inc.	19,345	1,072,680

Garmin Ltd.	8,623	840,743

Leggett & Platt, Inc.	8,129	285,734

Lennar Corp. “A”	16,123	993,499

Mohawk Industries, Inc.*	3,483	354,430

Newell Brands, Inc.	22,961	364,621

NVR, Inc.*	204	664,785

PulteGroup, Inc.	14,979	509,736

Whirlpool Corp.	3,642	471,748

		5,557,976

Internet & Direct Marketing Retail 4.9%

Amazon.com, Inc.*	24,691	68,118,025

Booking Holdings, Inc.*	2,411	3,839,132

eBay, Inc.	38,907	2,040,672

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	27

	Shares	Value ($)

Expedia Group, Inc.	7,976	655,627

		74,653,456

Leisure Products 0.0%
Hasbro, Inc.	7,497	561,900

Multiline Retail 0.5%

Dollar General Corp.	14,842	2,827,549

Dollar Tree, Inc.*	13,974	1,295,110

Kohl’s Corp.	9,249	192,102

Target Corp.	29,471	3,534,457

		7,849,218

Specialty Retail 2.4%

Advance Auto Parts, Inc.	4,068	579,487

AutoZone, Inc.*	1,376	1,552,293

Best Buy Co., Inc.	13,251	1,156,415

CarMax, Inc.*	9,575	857,441

Home Depot, Inc.	63,389	15,879,578

L Brands, Inc.	14,148	211,796

Lowe’s Companies, Inc.	44,492	6,011,759

O’Reilly Automotive, Inc.*	4,374	1,844,385

Ross Stores, Inc.	20,939	1,784,840

The Gap, Inc.	12,578	158,734

Tiffany & Co.	6,438	785,050

TJX Companies, Inc.	70,592	3,569,131

Tractor Supply Co.	6,815	898,149

Ulta Beauty, Inc.*	3,316	674,541

		35,963,599

Textiles, Apparel & Luxury Goods 0.6%

Hanesbrands, Inc.	20,270	228,848

NIKE, Inc. “B”	73,042	7,161,768

PVH Corp.	4,139	198,879

Ralph Lauren Corp.	2,772	201,026

Tapestry, Inc.	15,891	211,033

Under Armour, Inc. “A”*	12,526	122,003

Under Armour, Inc. “C”*	13,149	116,237

VF Corp.	18,748	1,142,503

		9,382,297

Consumer Staples 6.8%

Beverages 1.6%

Brown-Forman Corp. “B”	10,963	697,905

Coca-Cola Co.	227,772	10,176,853

Constellation Brands, Inc. “A”	9,893	1,730,780

Molson Coors Beverage Co. “B”	11,045	379,506

Monster Beverage Corp.*	22,034	1,527,397

The accompanying notes are an integral part of the financial statements.

28	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

PepsiCo, Inc.	81,797	10,818,471

		25,330,912

Food & Staples Retailing 1.5%

Costco Wholesale Corp.	25,972	7,874,970

Kroger Co.	46,394	1,570,437

Sysco Corp.	29,834	1,630,726

Walgreens Boots Alliance, Inc.	43,453	1,841,973

Walmart, Inc.	83,570	10,010,015

		22,928,121

Food Products 1.1%

Archer-Daniels-Midland Co.	32,773	1,307,643

Campbell Soup Co.	9,799	486,324

Conagra Brands, Inc.	28,731	1,010,469

General Mills, Inc.	35,551	2,191,719

Hormel Foods Corp.	16,519	797,372

Kellogg Co.	14,570	962,494

Kraft Heinz Co.	36,739	1,171,607

Lamb Weston Holdings, Inc.	8,606	550,182

McCormick & Co., Inc.	7,306	1,310,770

Mondelez International, Inc. “A”	84,194	4,304,839

The Hershey Co.	8,656	1,121,991

The JM Smucker Co.	6,738	712,948

Tyson Foods, Inc. “A”	17,348	1,035,849

		16,964,207

Household Products 1.7%

Church & Dwight Co., Inc.	14,549	1,124,638

Clorox Co.	7,358	1,614,124

Colgate-Palmolive Co.	50,332	3,687,322

Kimberly-Clark Corp.	20,154	2,848,768

Procter & Gamble Co.	146,017	17,459,253

		26,734,105

Personal Products 0.2%

Coty, Inc. “A”	16,919	75,628

Estee Lauder Companies, Inc. “A”	13,252	2,500,387

		2,576,015

Tobacco 0.7%

Altria Group, Inc.	109,492	4,297,561

Philip Morris International, Inc.	91,755	6,428,355

		10,725,916

Energy 2.8%

Energy Equipment & Services 0.2%

Baker Hughes Co.	39,013	600,410

Halliburton Co.	52,205	677,621

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	29

	Shares	Value ($)

National Oilwell Varco, Inc.	22,635	277,279

Schlumberger Ltd.	81,236	1,493,930

TechnipFMC PLC	24,506	167,621

		3,216,861

Oil, Gas & Consumable Fuels 2.6%

Apache Corp.	23,003	310,540

Cabot Oil & Gas Corp.	23,470	403,215

Chevron Corp.	110,015	9,816,638

Concho Resources, Inc.	11,523	593,434

ConocoPhillips	63,142	2,653,227

Devon Energy Corp.	22,341	253,347

Diamondback Energy, Inc.	9,436	394,614

EOG Resources., Inc.	34,231	1,734,142

Exxon Mobil Corp.	249,133	11,141,228

Hess Corp.	15,370	796,320

HollyFrontier Corp.	8,725	254,770

Kinder Morgan, Inc.	114,514	1,737,177

Marathon Oil Corp.	46,137	282,358

Marathon Petroleum Corp.	37,979	1,419,655

Noble Energy, Inc.	28,176	252,457

Occidental Petroleum Corp.	52,973	969,406

ONEOK, Inc.	25,921	861,096

Phillips 66	25,728	1,849,843

Pioneer Natural Resources Co.	9,840	961,368

Valero Energy Corp.	24,091	1,417,033

Williams Companies, Inc.	71,448	1,358,941

		39,460,809

Financials 9.9%

Banks 3.6%

Bank of America Corp.	460,048	10,926,140

Citigroup, Inc.	122,592	6,264,451

Citizens Financial Group, Inc.	25,707	648,845

Comerica, Inc.	8,087	308,115

Fifth Third Bancorp.	41,857	807,003

First Republic Bank	10,104	1,070,923

Huntington Bancshares, Inc.	59,220	535,053

JPMorgan Chase & Co.	179,540	16,887,532

KeyCorp	58,469	712,152

M&T Bank Corp.	7,522	782,062

People’s United Financial, Inc.	24,967	288,868

PNC Financial Services Group, Inc.	24,982	2,628,356

Regions Financial Corp.	57,491	639,300

SVB Financial Group*	3,032	653,487

Truist Financial Corp.	79,359	2,979,931

The accompanying notes are an integral part of the financial statements.

30	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

U.S. Bancorp.	80,643	2,969,275

Wells Fargo & Co.	219,741	5,625,370

Zions Bancorp. NA	9,529	323,986

		55,050,849

Capital Markets 2.6%

Ameriprise Financial, Inc.	7,209	1,081,638

Bank of New York Mellon Corp.	47,437	1,833,440

BlackRock, Inc.	9,093	4,947,410

Cboe Global Markets, Inc.	6,508	607,066

Charles Schwab Corp.	67,509	2,277,754

CME Group, Inc.	21,060	3,423,092

E*TRADE Financial Corp.	13,015	647,236

Franklin Resources., Inc.	16,332	342,482

Intercontinental Exchange, Inc.	32,260	2,955,016

Invesco Ltd.	22,035	237,097

MarketAxess Holdings, Inc.	2,240	1,122,061

Moody’s Corp.	9,551	2,623,946

Morgan Stanley	70,539	3,407,034

MSCI, Inc.	4,969	1,658,752

Nasdaq, Inc.	6,779	809,887

Northern Trust Corp.	12,396	983,499

Raymond James Financial, Inc.	7,118	489,932

S&P Global, Inc.	14,206	4,680,593

State Street Corp.	20,733	1,317,582

T. Rowe Price Group, Inc.	13,419	1,657,246

The Goldman Sachs Group, Inc.	18,230	3,602,613

		40,705,376

Consumer Finance 0.5%

American Express Co.	38,876	3,700,995

Capital One Financial Corp.	26,810	1,678,038

Discover Financial Services	18,029	903,072

Synchrony Financial	31,598	700,212

		6,982,317

Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. “B”*	114,568	20,451,534

Insurance 1.9%

Aflac, Inc.	42,206	1,520,682

Allstate Corp.	18,524	1,796,643

American International Group, Inc.	50,712	1,581,200

Aon PLC “A”	13,626	2,624,368

Arthur J. Gallagher & Co.	11,188	1,090,718

Assurant, Inc.	3,547	366,370

Chubb Ltd.	26,557	3,362,647

Cincinnati Financial Corp.	9,104	582,929

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	31

	Shares	Value ($)

Everest Re Group Ltd.	2,353	485,189

Globe Life, Inc.	5,921	439,516

Hartford Financial Services Group, Inc.	21,174	816,258

Lincoln National Corp.	11,361	417,971

Loews Corp.	14,184	486,369

Marsh & McLennan Companies, Inc.	30,087	3,230,441

MetLife, Inc.	45,409	1,658,337

Principal Financial Group, Inc.	14,975	622,062

Progressive Corp.	34,334	2,750,497

Prudential Financial, Inc.	23,226	1,414,463

The Travelers Companies, Inc.	14,886	1,697,748

Unum Group	11,797	195,712

W.R. Berkley Corp.	8,322	476,767

Willis Towers Watson PLC	7,597	1,496,229

		29,113,116

Health Care 14.4%

Biotechnology 2.4%

AbbVie, Inc.	103,860	10,196,975

Alexion Pharmaceuticals, Inc.*	13,020	1,461,365

Amgen, Inc.	34,683	8,180,332

Biogen, Inc.*	9,620	2,573,831

Gilead Sciences, Inc.	73,926	5,687,866

Incyte Corp.*	10,479	1,089,502

Regeneron Pharmaceuticals, Inc.*	5,927	3,696,374

Vertex Pharmaceuticals, Inc.*	15,304	4,442,904

		37,329,149

Health Care Equipment & Supplies 3.7%

Abbott Laboratories	104,262	9,532,675

ABIOMED, Inc.*	2,619	632,646

Align Technology, Inc.*	4,223	1,158,960

Baxter International, Inc.	29,950	2,578,695

Becton, Dickinson & Co.	17,323	4,144,874

Boston Scientific Corp.*	84,182	2,955,630

Danaher Corp.	37,096	6,559,686

DENTSPLY SIRONA, Inc.	12,946	570,401

DexCom, Inc.*	5,441	2,205,781

Edwards Lifesciences Corp.*	36,539	2,525,210

Hologic, Inc.*	15,213	867,141

IDEXX Laboratories, Inc.*	5,006	1,652,781

Intuitive Surgical, Inc.*	6,873	3,916,441

Medtronic PLC	79,051	7,248,977

ResMed, Inc.	8,444	1,621,248

STERIS PLC	5,011	768,888

Stryker Corp.	18,999	3,423,430

The accompanying notes are an integral part of the financial statements.

32	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Teleflex, Inc.	2,737	996,213

The Cooper Companies, Inc.	2,882	817,450

Varian Medical Systems, Inc.*	5,350	655,482

West Pharmaceutical Services, Inc.	4,369	992,506

Zimmer Biomet Holdings, Inc.	12,184	1,454,282

		57,279,397

Health Care Providers & Services 2.8%

AmerisourceBergen Corp.	8,752	881,939

Anthem, Inc.	14,857	3,907,094

Cardinal Health, Inc.	17,019	888,221

Centene Corp.*	34,130	2,168,961

Cigna Corp.	21,743	4,080,074

CVS Health Corp.	77,045	5,005,614

DaVita, Inc.*	5,033	398,312

HCA Healthcare, Inc.	15,434	1,498,024

Henry Schein, Inc.*	8,400	490,476

Humana, Inc.	7,795	3,022,511

Laboratory Corp. of America Holdings*	5,729	951,644

McKesson Corp.	9,466	1,452,274

Quest Diagnostics, Inc.	7,930	903,703

UnitedHealth Group, Inc.	55,905	16,489,180

Universal Health Services, Inc. “B”	4,572	424,693

		42,562,720

Health Care Technology 0.1%
Cerner Corp.	17,939	1,229,718

Life Sciences Tools & Services 1.2%

Agilent Technologies, Inc.	18,223	1,610,367

Bio-Rad Laboratories, Inc. “A”*	1,266	571,586

Illumina, Inc.*	8,627	3,195,009

IQVIA Holdings, Inc.*	10,471	1,485,626

Mettler-Toledo International, Inc.*	1,426	1,148,714

PerkinElmer, Inc.	6,694	656,614

Thermo Fisher Scientific, Inc.	23,284	8,436,725

Waters Corp.*	3,645	657,558

		17,762,199

Pharmaceuticals 4.2%

Bristol-Myers Squibb Co.	133,377	7,842,568

Eli Lilly & Co.	49,638	8,149,567

Johnson & Johnson	155,288	21,838,151

Merck & Co., Inc.	148,761	11,503,688

Mylan NV*	30,473	490,006

Perrigo Co. PLC	8,026	443,597

Pfizer, Inc.	327,355	10,704,509

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	33

	Shares	Value ($)

Zoetis, Inc.	28,003	3,837,531

		64,809,617

Industrials 7.9%

Aerospace & Defense 1.7%

Boeing Co.	31,587	5,789,897

General Dynamics Corp.	13,789	2,060,904

Howmet Aerospace, Inc.	22,526	357,037

Huntington Ingalls Industries, Inc.	2,341	408,481

L3Harris Technologies, Inc.	12,719	2,158,033

Lockheed Martin Corp.	14,542	5,306,667

Northrop Grumman Corp.	9,136	2,808,772

Raytheon Technologies Corp.	86,629	5,338,079

Teledyne Technologies, Inc.*	2,159	671,341

Textron, Inc.	13,731	451,887

TransDigm Group, Inc.	2,961	1,308,910

		26,660,008

Air Freight & Logistics 0.5%

CH Robinson Worldwide, Inc.	7,924	626,471

Expeditors International of Washington, Inc.	9,977	758,651

FedEx Corp.	14,149	1,983,973

United Parcel Service, Inc. “B”	41,490	4,612,858

		7,981,953

Airlines 0.2%

Alaska Air Group, Inc.	7,141	258,933

American Airlines Group, Inc. (a)	29,286	382,768

Delta Air Lines, Inc.	33,579	941,891

Southwest Airlines Co.	31,536	1,077,901

United Airlines Holdings, Inc.*	14,981	518,492

		3,179,985

Building Products 0.4%

A.O. Smith Corp.	7,865	370,599

Allegion PLC	5,420	554,033

Carrier Global Corp.	47,487	1,055,161

Fortune Brands Home & Security, Inc.	8,109	518,408

Johnson Controls International PLC	43,811	1,495,708

Masco Corp.	15,544	780,464

Trane Technologies PLC	14,092	1,253,906

		6,028,279

Commercial Services & Supplies 0.4%

Cintas Corp.	4,918	1,309,958

Copart, Inc.*	12,185	1,014,645

Republic Services, Inc.	12,338	1,012,333

Rollins, Inc.	8,493	360,018

The accompanying notes are an integral part of the financial statements.

34	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Waste Management, Inc.	22,881	2,423,327

		6,120,281

Construction & Engineering 0.1%

Jacobs Engineering Group, Inc.	7,663	649,822

Quanta Services, Inc.	8,217	322,353

		972,175

Electrical Equipment 0.5%

AMETEK, Inc.	13,495	1,206,048

Eaton Corp. PLC	23,560	2,061,029

Emerson Electric Co.	35,168	2,181,471

Rockwell Automation, Inc.	6,775	1,443,075

		6,891,623

Industrial Conglomerates 1.1%

3M Co.	33,895	5,287,281

General Electric Co.	515,238	3,519,076

Honeywell International, Inc.	41,353	5,979,230

Roper Technologies, Inc.	6,116	2,374,598

		17,160,185

Machinery 1.5%

Caterpillar, Inc.	31,893	4,034,464

Cummins, Inc.	8,697	1,506,842

Deere & Co.	18,431	2,896,432

Dover Corp.	8,468	817,670

Flowserve Corp.	8,128	231,811

Fortive Corp.	17,442	1,180,126

IDEX Corp.	4,444	702,330

Illinois Tool Works, Inc.	16,947	2,963,183

Ingersoll Rand, Inc.*	20,358	572,467

Otis Worldwide Corp.	23,769	1,351,505

PACCAR, Inc.	20,225	1,513,841

Parker-Hannifin Corp.	7,561	1,385,704

Pentair PLC	9,857	374,467

Snap-on, Inc.	3,196	442,678

Stanley Black & Decker, Inc.	9,075	1,264,874

Westinghouse Air Brake Technologies Corp.	10,884	626,592

Xylem, Inc.	10,796	701,308

		22,566,294

Professional Services 0.3%

Equifax, Inc.	7,152	1,229,286

IHS Markit Ltd.	23,481	1,772,816

Nielsen Holdings PLC	20,956	311,406

Robert Half International, Inc.	6,736	355,863

Verisk Analytics, Inc.	9,572	1,629,154

		5,298,525

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	35

	Shares	Value ($)

Road & Rail 1.0%

CSX Corp.	45,075	3,143,530

J.B. Hunt Transport Services, Inc.	5,005	602,302

Kansas City Southern	5,595	835,278

Norfolk Southern Corp.	15,089	2,649,176

Old Dominion Freight Line, Inc.	5,568	944,277

Union Pacific Corp.	39,978	6,759,080

		14,933,643

Trading Companies & Distributors 0.2%

Fastenal Co.	33,831	1,449,320

United Rentals, Inc.*	4,240	631,930

W.W. Grainger, Inc.	2,552	801,736

		2,882,986

Information Technology 27.0%

Communications Equipment 1.0%

Arista Networks, Inc.*	3,164	664,535

Cisco Systems, Inc.	249,870	11,653,937

F5 Networks, Inc.*	3,675	512,589

Juniper Networks, Inc.	19,388	443,209

Motorola Solutions, Inc.	10,008	1,402,421

		14,676,691

Electronic Equipment, Instruments & Components 0.5%

Amphenol Corp. “A”	17,410	1,668,052

CDW Corp.	8,417	977,887

Corning, Inc.	44,755	1,159,154

FLIR Systems, Inc.	7,698	312,308

IPG Photonics Corp.*	2,090	335,215

Keysight Technologies, Inc.*	11,042	1,112,813

TE Connectivity Ltd.	19,412	1,583,048

Zebra Technologies Corp. “A”*	3,127	800,356

		7,948,833

IT Services 5.6%

Accenture PLC “A”	37,530	8,058,442

Akamai Technologies, Inc.*	9,447	1,011,679

Automatic Data Processing, Inc.	25,311	3,768,555

Broadridge Financial Solutions, Inc.	6,766	853,801

Cognizant Technology Solutions Corp. “A”	32,085	1,823,070

DXC Technology Co.	15,814	260,931

Fidelity National Information Services, Inc.	36,401	4,881,010

Fiserv, Inc.*	33,126	3,233,760

FleetCor Technologies, Inc.*	4,930	1,240,043

Gartner, Inc.*	5,348	648,873

Global Payments, Inc.	17,671	2,997,355

The accompanying notes are an integral part of the financial statements.

36	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

International Business Machines Corp.	52,306	6,316,996

Jack Henry & Associates, Inc.	4,530	833,656

Leidos Holdings, Inc.	7,863	736,527

MasterCard, Inc. “A”	52,075	15,398,577

Paychex, Inc.	18,776	1,422,282

PayPal Holdings, Inc.*	69,193	12,055,496

VeriSign, Inc.*	5,985	1,237,878

Visa, Inc. “A”	99,413	19,203,609

Western Union Co.	24,177	522,707

		86,505,247

Semiconductors & Semiconductor Equipment 4.7%

Advanced Micro Devices, Inc.*	69,027	3,631,510

Analog Devices, Inc.	21,693	2,660,430

Applied Materials, Inc.	53,988	3,263,575

Broadcom, Inc.	23,553	7,433,562

Intel Corp.	249,506	14,927,944

KLA Corp.	9,135	1,776,575

Lam Research Corp.	8,553	2,766,553

Maxim Integrated Products, Inc.	15,890	963,093

Microchip Technology, Inc.	14,435	1,520,150

Micron Technology, Inc.*	65,520	3,375,590

NVIDIA Corp.	36,253	13,772,877

Qorvo, Inc.*	6,756	746,741

QUALCOMM., Inc.	66,285	6,045,855

Skyworks Solutions, Inc.	9,826	1,256,352

Texas Instruments, Inc.	54,071	6,865,395

Xilinx, Inc.	14,312	1,408,158

		72,414,360

Software 9.2%

Adobe, Inc.*	28,398	12,361,933

ANSYS, Inc.*	5,064	1,477,321

Autodesk, Inc.*	12,927	3,092,009

Cadence Design Systems, Inc.*	16,408	1,574,512

Citrix Systems, Inc.	6,840	1,011,704

Fortinet, Inc.*	7,909	1,085,668

Intuit, Inc.	15,369	4,552,144

Microsoft Corp.	446,921	90,952,893

NortonLifeLock, Inc.	31,944	633,450

Oracle Corp.	122,649	6,778,810

Paycom Software, Inc.*	2,844	880,872

salesforce.com, Inc.*	53,098	9,946,848

ServiceNow, Inc.*	11,241	4,553,280

Synopsys, Inc.*	8,889	1,733,355

Tyler Technologies, Inc.*	2,346	813,781

		141,448,580

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	37

	Shares	Value ($)

Technology Hardware, Storage & Peripherals 6.0%

Apple, Inc.	240,093	87,585,926

Hewlett Packard Enterprise Co.	77,105	750,232

HP, Inc.	84,177	1,467,205

NetApp, Inc.	12,988	576,278

Seagate Technology PLC	13,287	643,224

Western Digital Corp.	17,636	778,629

Xerox Holding Corp.*	10,686	163,389

		91,964,883

Materials 2.5%

Chemicals 1.8%

Air Products & Chemicals, Inc.	13,021	3,144,051

Albemarle Corp. (a)	6,424	495,997

Celanese Corp.	6,926	597,991

CF Industries Holdings, Inc.	12,206	343,477

Corteva, Inc.*	44,110	1,181,707

Dow, Inc.*	43,319	1,765,682

DuPont de Nemours, Inc.	43,393	2,305,470

Eastman Chemical Co.	8,054	560,881

Ecolab, Inc. (a)	14,573	2,899,298

FMC Corp.	7,621	759,204

International Flavors & Fragrances, Inc. (a)	6,295	770,886

Linde PLC	30,947	6,564,168

LyondellBasell Industries NV “A”	15,116	993,423

PPG Industries, Inc.	13,874	1,471,476

The Mosaic Co.	21,577	269,928

The Sherwin-Williams Co.	4,763	2,752,300

		26,875,939

Construction Materials 0.1%

Martin Marietta Materials, Inc.	3,664	756,873

Vulcan Materials Co.	7,891	914,172

		1,671,045

Containers & Packaging 0.3%

Amcor PLC*	92,766	947,141

Avery Dennison Corp.	4,907	559,840

Ball Corp.	19,220	1,335,598

International Paper Co.	23,124	814,196

Packaging Corp. of America	5,589	557,782

Sealed Air Corp.	9,119	299,559

Westrock Co.	15,246	430,852

		4,944,968

Metals & Mining 0.3%

Freeport-McMoRan Copper & Gold, Inc.	86,611	1,002,089

The accompanying notes are an integral part of the financial statements.

38	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)

Newmont Corp.	47,317	2,921,352

Nucor Corp.	17,622	729,727

		4,653,168

Real Estate 2.8%

Equity Real Estate Investment Trusts (REITs) 2.7%

Alexandria Real Estate Equities, Inc.	7,440	1,207,140

American Tower Corp.	26,128	6,755,133

Apartment Investment & Management Co. “A”	8,734	328,748

AvalonBay Communities, Inc.	8,290	1,281,966

Boston Properties, Inc.	8,656	782,329

Crown Castle International Corp.	24,569	4,111,622

Digital Realty Trust, Inc.	15,815	2,247,470

Duke Realty Corp.	21,981	777,908

Equinix, Inc.	5,218	3,664,601

Equity Residential	20,609	1,212,221

Essex Property Trust, Inc.	3,826	876,804

Extra Space Storage, Inc.	7,762	716,976

Federal Realty Investment Trust	4,278	364,528

Healthpeak Properties, Inc.	31,672	872,880

Host Hotels & Resorts, Inc.	42,638	460,064

Iron Mountain, Inc.	17,284	451,112

Kimco Realty Corp.	24,729	317,520

Mid-America Apartment Communities, Inc.	6,750	774,023

Prologis, Inc.	43,375	4,048,189

Public Storage	8,859	1,699,954

Realty Income Corp.	20,223	1,203,268

Regency Centers Corp.	9,809	450,135

SBA Communications Corp.	6,581	1,960,612

Simon Property Group, Inc.	17,868	1,221,814

SL Green Realty Corp.	4,486	221,115

UDR, Inc.	17,357	648,805

Ventas, Inc.	21,729	795,716

Vornado Realty Trust	9,308	355,659

Welltower, Inc.	24,578	1,271,911

Weyerhaeuser Co.	43,935	986,780

		42,067,003

Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	19,716	891,558

Utilities 3.0%

Electric Utilities 1.9%

Alliant Energy Corp.	15,013	718,222

American Electric Power Co., Inc.	29,066	2,314,816

Duke Energy Corp.	43,383	3,465,868

Edison International	22,318	1,212,091

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	39

	Shares	Value ($)

Entergy Corp.	11,859	1,112,493

Evergy, Inc.	13,173	781,027

Eversource Energy	19,914	1,658,239

Exelon Corp.	57,530	2,087,764

FirstEnergy Corp.	31,611	1,225,875

NextEra Energy, Inc.	28,871	6,933,948

NRG Energy, Inc.	14,416	469,385

Pinnacle West Capital Corp.	6,450	472,720

PPL Corp.	45,428	1,173,859

Southern Co.	62,474	3,239,277

Xcel Energy, Inc.	30,793	1,924,562

		28,790,146

Gas Utilities 0.0%
Atmos Energy Corp.	7,095	706,520

Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	39,223	568,341

Multi-Utilities 1.0%

Ameren Corp.	14,383	1,011,988

CenterPoint Energy, Inc.	32,105	599,400

CMS Energy Corp.	16,645	972,401

Consolidated Edison, Inc.	19,729	1,419,107

Dominion Energy, Inc	49,601	4,026,609

DTE Energy Co.	11,413	1,226,898

NiSource, Inc.	21,990	500,053

Public Service Enterprise Group, Inc.	29,857	1,467,770

Sempra Energy	17,278	2,025,500

WEC Energy Group, Inc.	18,511	1,622,489

		14,872,215

Water Utilities 0.1%
American Water Works Co., Inc.	10,598	1,363,539
Total Common Stocks (Cost $498,460,780)		1,510,626,908

Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 07/27/2020* (Cost $8,360)	22,593	3,796

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.078%**, 7/16/2020 (b) (Cost $2,643,716)	2,645,000	2,644,859

The accompanying notes are an integral part of the financial statements.

40	|	Deutsche DWS Equity 500 Index Portfolio

	Shares	Value ($)
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (c) (d) (Cost $2,931,313)	2,931,313	2,931,313

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.12% (c) (Cost $20,360,187)	20,360,187	20,360,187

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $524,404,356)	100.1	1,536,567,063
Other Assets and Liabilities, Net	(0.1)	(1,588,663)

Net Assets	100.0	1,534,978,400

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 12/31/2019	Pur chases Cost ($)	Sales Proceeds ($)	Net Real ized Gain/ (Loss) ($)	Net Change in Unreal ized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.05% (c) (d)
6,277,602	—	3,346,289 (e)	—	—	11,580	—	2,931,313	2,931,313
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 0.12% (c)
35,012,360	120,744,877	135,397,050	—	—	60,609	—	20,360,187	20,360,187
41,289,962	120,744,877	138,743,339	—	—	72,189	—	23,291,500	23,291,500

*	Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $2,981,420, which is 0.2% of net assets.

(b)	At June 30, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $132,507.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	41

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended June 30, 2020.

At June 30, 2020, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/18/2020	158	24,152,456	24,412,580	260,124

Currency Abbreviation
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$1,510,626,908	$—	$—	$1,510,626,908
Rights	3,796	—	—	3,796
Government & Agency Obligations	—	2,644,859	—	2,644,859
Short-Term Investments (f)	23,291,500	—	—	23,291,500
Derivatives (g)
Futures Contracts	260,124	—	—	260,124
Total	$1,534,182,328	$2,644,859	$—	$1,536,827,187

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Derivatives include unrealized appreciation on open futures contracts.

The accompanying notes are an integral part of the financial statements.

42	|	Deutsche DWS Equity 500 Index Portfolio

Statement of Assets and Liabilities

as of June 30, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $501,112,856) — including $2,981,420 of securities loaned	$1,513,275,563
Investment in DWS Government & Agency Securities Portfolio (cost $2,931,313)*	2,931,313
Investment in DWS Central Cash Management Government Fund (cost $20,360,187)	20,360,187
Cash	10,000
Dividends receivable	1,171,890
Interest receivable	8,921
Receivable for variation margin on futures contracts	335,798
Other assets	9,492
Total assets	1,538,103,164

Liabilities
Payable upon return of securities loaned	2,931,313
Accrued management fee	63,162
Accrued Trustees’ fees	15,531
Other accrued expenses and payables	114,758
Total liabilities	3,124,764
Net assets, at value	$1,534,978,400

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $132,507.

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	43

Statement of Operations

for the six months ended June 30, 2020 (Unaudited)

Investment Income
Income:

Dividends (net of foreign taxes withheld of $79,713)	$15,201,387
Interest	14,867
Income distributions — DWS Central Cash Management Government Fund	60,609
Securities lending income, net of borrower rebates	11,580
Total income	15,288,443
Expenses:

Management fee	378,264
Administration fee	226,958
Custodian fee	13,041
Professional fees	52,637
Reports to shareholders	11,647
Trustees’ fees and expenses	38,336
Other	50,359
Total expenses	771,242
Net investment income (loss)	14,517,201

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	51,619,675
Futures	(591,361)
51,028,314
Change in net unrealized appreciation (depreciation) on:

Investments	(122,099,735)
Futures	(175,911)
(122,275,646)
Net gain (loss)	(71,247,332)
Net increase (decrease) in net assets resulting from operations	$(56,730,131)

The accompanying notes are an integral part of the financial statements.

44	|	Deutsche DWS Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets
Operations:

Net investment income (loss)	$14,517,201	$30,945,574
Net realized gain (loss)	51,028,314	118,067,245
Change in net unrealized appreciation (depreciation)	(122,275,646)	281,881,267
Net increase (decrease) in net assets resulting from operations	(56,730,131)	430,894,086
Capital transactions in shares of beneficial interest:

Proceeds from capital invested	36,515,689	53,308,201
Value of capital withdrawn	(137,324,389)	(248,400,566)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(100,808,700)	(195,092,365)
Increase (decrease) in net assets	(157,538,831)	235,801,721
Net assets at beginning of period	1,692,517,231	1,456,715,510

Net assets at end of period	$1,534,978,400	$1,692,517,231

The accompanying notes are an integral part of the financial statements.

Deutsche DWS Equity 500 Index Portfolio	|	45

Financial Highlights

	Six Months Ended 6/30/20		Years Ended December 31,
	(Unaudited)		2019	2018	2017	2016	2015

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,535		1,693	1,457	1,788	1,689	1,765
Ratio of expenses (%)	.10	*	.10	.10	.10	.10	.10
Ratio of net investment income (%)	1.92	*	1.93	1.90	1.93	2.14	2.00
Portfolio turnover rate (%)	1	**	3	3	6	3	3
Total investment return (%)[a]	(3.23	)**	31.34	(4.09)[b]	21.62	11.75	1.33

[a]	Total investment return for the Portfolio was derived from the performance of the Institutional Class of DWS Equity 500 Index Fund.

[b]	Includes a reimbursement from the sub-advisor to reimburse the effect of a loss incurred as a result of an operational error. Excluding this reimbursement, total return would have been .30% lower.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

46	|	Deutsche DWS Equity 500 Index Portfolio

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company organized as a New York trust.

The Portfolio is a master fund; a master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio has two affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2020, DWS S&P 500 Index Fund and DWS Equity 500 Index Fund owned approximately 63% and 37%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked

Deutsche DWS Equity 500 Index Portfolio	|	47

quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities are valued at prices supplied by independent pricing services approved by the Portfolio’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Portfolio’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Securities Lending. Brown Brothers Harriman & Co., as lending agent, lends securities of the Portfolio to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Portfolio continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral

48	|	Deutsche DWS Equity 500 Index Portfolio

with the Portfolio consisting of either cash and/or U.S. Treasury Securities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended June 30, 2020, the Portfolio invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of June 30, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Portfolio is not able to recover securities lent, the Portfolio may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Portfolio is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of June 30, 2020, the Portfolio had securities on loan, which were classified as common stock in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At June 30, 2020, the aggregate cost of investments for federal income tax purposes was $562,043,662. The net unrealized appreciation for all investments based on tax cost was $974,523,401. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,047,980,370 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $73,456,969.

Deutsche DWS Equity 500 Index Portfolio	|	49

The Portfolio has reviewed the tax positions for the open tax years as of June 30, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2020, the Portfolio invested in futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Portfolio dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

50	|	Deutsche DWS Equity 500 Index Portfolio

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Portfolio’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of June 30, 2020 is included in a table following the Portfolio’s Investment Portfolio. For the six months ended June 30, 2020, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $18,759,000 to $38,774,000.

The following table summarizes the value of the Portfolio’s derivative instruments held as of June 30, 2020 presented by primary underlying risk exposure:

Asset Derivative	Futures Contracts
Equity Contracts (a)	$260,124

The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Portfolio earnings during the six months ended June 30, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts
Equity Contracts (b)	$(591,361)

The above derivative is located in the following Statement of Operations account:

(b)	Net realized gain (loss) from futures

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (c)	$(175,911)

The above derivative is located in the following Statement of Operations account:

(c)	Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended June 30, 2020, purchases and sales of investment securities (excluding short-term investments) aggregated $17,946,493 and $87,814,310, respectively.

Deutsche DWS Equity 500 Index Portfolio	|	51

D. Related Parties

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as the investment manager to the Portfolio.

Management Agreement. Under its Investment Management Agreement with the Portfolio, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio or delegates such responsibility to the Portfolio’s sub-advisor. Northern Trust Investments, Inc. (“NTI”) serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day-to-day management of the Portfolio.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.05% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2020, the Administration Fee was $226,958, of which $37,897 is unpaid.

Filing Service Fee. Under an agreement with the Portfolio, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2020, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,275, of which $430 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Portfolio may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Portfolio indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management

52	|	Deutsche DWS Equity 500 Index Portfolio

fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Portfolio equal to the amount of the investment management fee payable on the Portfolio’s assets invested in DWS ESG Liquidity Fund.

E. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2020.

F. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

G. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a

Deutsche DWS Equity 500 Index Portfolio	|	53

system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016. The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). DB and the DWS Service Providers are seeking temporary and permanent orders from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive orders will be granted, the SEC has granted this type of relief in the past. Consistent with their fiduciary and other relationships with the Fund, and in accordance with the desire of the Board of the Fund, the DWS Service Providers continue to provide investment advisory and distribution services to the Fund. Subject to the receipt of the temporary and permanent exemptive orders, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

54	|	Deutsche DWS Equity 500 Index Portfolio

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

Deutsche DWS Equity 500 Index Portfolio	|	55

Advisory Agreement Board Considerations and Fee Evaluation

DWS S&P 500 Index Fund (the “Fund”), a series of Deutsche DWS Institutional Funds, invests substantially all of its assets in Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) in order to achieve its investment objective. The Portfolio’s Board of Trustees approved the renewal of the Portfolio’s investment management agreement (the “Portfolio Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and the sub-advisory agreement (the “Sub-Advisory Agreement”) between DIMA and Northern Trust Investments, Inc. (“NTI”), and the Fund’s Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund’s investment management agreement with DIMA (the “Fund Agreement” and together with the Portfolio Agreement and the Sub-Advisory Agreement, the “Agreements”) in September 2019. The Portfolio’s Board of Trustees and the Fund’s Board of Trustees are collectively referred to as the “Board” or “Trustees.”

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Portfolio’s and the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability from a fee consultant retained by the Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Portfolio’s and the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

56	|	DWS S&P 500 Index Fund

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Portfolio’s and the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market

DWS S&P 500 Index Fund	|	57

index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 1st quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio’s and the Fund’s investment management fee schedules, the Portfolio’s sub-advisory fee schedule, the Fund’s operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio’s management fee, the Fund does not charge an additional investment management fee. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Portfolio. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees), which include Portfolio expenses allocated to the Fund, were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Portfolio and the Fund and the comparable DWS Funds. The information requested

58	|	DWS S&P 500 Index Fund

by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Portfolio and the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Portfolio. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Portfolio’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. In this regard, the Board observed that while the Portfolio’s and the Fund’s current investment management fee schedule does not include breakpoints, the Portfolio’s and the Fund’s fee schedule represents an appropriate sharing between the Portfolio and the Fund and DIMA of such

DWS S&P 500 Index Fund	|	59

economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA and NTI related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Portfolio’s and the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

60	|	DWS S&P 500 Index Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. This Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS S&P 500 Index Fund	|	61

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S
Nasdaq Symbol	SXPAX	SXPCX	SCPIX
CUSIP Number	25159R 700	25159R 882	25159R 874
Fund Number	1001	1301	2301

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Nasdaq Symbol	SXPRX
CUSIP Number	25159R 841
Fund Number	1621

62	|	DWS S&P 500 Index Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS S&P 500 Index Fund	|	63

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

64	|	DWS S&P 500 Index Fund

Notes

Notes

Notes

Notes

Notes

Notes

Notes

DSPF500IF-3

(R-028289-9 8/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche DWS Equity 500 Index Portfolio

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/28/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/28/2020